Schedule of Investments (unaudited)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.5%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.098%)(a)(b)	EUR 100	$113,861
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(c)	USD 150	136,799
4.50%, 09/15/27(c)	USD 55	53,641
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(c)	USD 80	79,246
6.13%, 04/15/32(c)	USD 100	99,227
Mineral Resources Ltd.
8.00%, 11/01/27(c)	USD 45	46,027
8.13%, 05/01/27(c)	USD 75	75,294
8.50%, 05/01/30(c)	USD 70	72,434
9.25%, 10/01/28(c)	USD 125	132,094
		808,623
Austria — 0.1%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR 100	101,876
Benteler International AG, 9.38%, 05/15/28(a)	EUR 100	109,259
		211,135
Belgium — 0.3%
Azelis Finance NV, 4.75%, 09/25/29(a)	EUR 100	106,256
Ontex Group NV, 3.50%, 07/15/26(a)	EUR 100	103,307
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(c)	USD 200	193,730
		403,293
Canada — 3.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(c)	USD 95	87,833
3.88%, 01/15/28(c)	USD 145	138,040
4.00%, 10/15/30(c)	USD 325	293,930
4.38%, 01/15/28(c)	USD 70	67,090
5.63%, 09/15/29(c)	USD 25	24,867
6.13%, 06/15/29(c)	USD 125	126,469
Air Canada
3.88%, 08/15/26(c)	USD 125	121,981
4.63%, 08/15/29(c)	CAD 288	197,101
Alcoa Nederland Holding BV, 5.50%, 12/15/27(c)	USD 75	74,891
AtkinsRealis Group Inc., 7.00%, 06/12/26	CAD 25	17,879
AutoCanada Inc., 5.75%, 02/07/29(c)	CAD 75	48,497
Bausch Health Companies Inc., 5.00%, 02/15/29(c)	USD 50	29,375
Baytex Energy Corp.
7.38%, 03/15/32(c)	USD 50	49,119
8.50%, 04/30/30(c)	USD 75	77,062
Bombardier Inc.
6.00%, 02/15/28(c)	USD 75	74,693
7.00%, 06/01/32(c)(d)	USD 65	66,265
7.13%, 06/15/26(c)(d)	USD 10	10,054
7.25%, 07/01/31(c)(d)	USD 95	97,802
7.50%, 02/01/29(c)	USD 60	62,295
7.88%, 04/15/27(c)	USD 69	69,121
8.75%, 11/15/30(c)(d)	USD 75	80,764
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(c)	USD 50	45,713
6.25%, 09/15/27(c)	USD 57	56,831
Cineplex Inc., 7.63%, 03/31/29(c)	CAD 125	90,201
Emera Inc., Series 16-A, 6.75%, 06/15/76(b)	USD 135	136,350
Garda World Security Corp.
4.63%, 02/15/27(c)	USD 60	58,688
Security	Par (000)	Value
Canada (continued)
6.00%, 06/01/29(c)	USD 50	$48,190
7.75%, 02/15/28(c)	USD 55	57,063
8.25%, 08/01/32(c)	USD 60	61,785
8.38%, 11/15/32(c)	USD 100	103,241
GFL Environmental Inc.
3.50%, 09/01/28(c)	USD 85	80,154
4.00%, 08/01/28(c)	USD 75	71,394
4.38%, 08/15/29(c)(d)	USD 55	51,951
4.75%, 06/15/29(c)	USD 75	72,319
5.13%, 12/15/26(c)	USD 54	53,820
6.75%, 01/15/31(c)	USD 95	98,562
goeasy Ltd.
7.63%, 07/01/29(c)	USD 65	67,056
9.25%, 12/01/28(c)	USD 50	53,392
Series 144*, 6.88%, Series 144*, 05/15/30(c)	USD 55	55,756
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(c)(d)	USD 85	89,144
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(c)(d)	USD 75	79,607
10.50%, 12/15/30(c)	USD 50	54,101
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(c)	USD 50	47,599
10.75%, 06/30/32(c)	USD 50	44,413
Mattamy Group Corp.
4.63%, 03/01/30(c)	USD 65	60,732
5.25%, 12/15/27(c)	USD 60	58,852
Mattr Corp., 7.25%, 04/02/31(c)	CAD 65	45,507
Methanex Corp.
5.13%, 10/15/27	USD 60	59,091
5.25%, 12/15/29(d)	USD 65	63,346
NOVA Chemicals Corp.
4.25%, 05/15/29(c)(d)	USD 82	74,784
5.25%, 06/01/27(c)	USD 100	98,288
7.00%, 12/01/31(c)	USD 50	51,150
8.50%, 11/15/28(c)	USD 25	26,563
9.00%, 02/15/30(c)	USD 60	63,981
NuVista Energy Ltd., 7.88%, 07/23/26(c)	CAD 50	34,988
Open Text Corp.
3.88%, 02/15/28(c)(d)	USD 115	109,188
3.88%, 12/01/29(c)	USD 80	73,438
Open Text Holdings Inc.
4.13%, 02/15/30(c)	USD 90	82,784
4.13%, 12/01/31(c)(d)	USD 68	60,741
Parkland Corp.
3.88%, 06/16/26(c)	CAD 75	51,256
4.50%, 10/01/29(c)(d)	USD 95	89,271
4.63%, 05/01/30(c)	USD 80	74,477
5.88%, 07/15/27(c)	USD 40	39,960
6.63%, 08/15/32(c)	USD 45	45,072
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(c)	USD 60	61,479
7.75%, 03/15/31(c)(d)	USD 80	84,176
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(b)(c)	USD 75	73,522
Sleep Country Canada Holdings Inc., 6.63%, 11/28/32	CAD 75	52,550
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(b)(c)	USD 50	51,493
7.63%, 03/01/55, (5-year CMT + 3.949%)(b)(c)	USD 50	51,381
Superior Plus LP, 4.25%, 05/18/28(c)	CAD 50	32,969
Tamarack Valley Energy Ltd., 7.25%, 05/10/27(c)	CAD 75	52,503

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Wrangler Holdco Corp., 6.63%, 04/01/32(c)	USD 40	$40,844
		5,156,844
Cayman Islands — 0.1%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(c)	USD 125	128,482
China — 0.1%
Swissport Investments SA, 6.75%, 12/15/21(a)(e)(f)	EUR 100	1
TI Automotive Finance PLC, 3.75%, 04/15/29(a)	EUR 100	103,220
		103,221
Cyprus — 0.1%
Bank of Cyprus PCL, 7.38%, 07/25/28, (3-mo. EURIBOR + 4.095%)(a)(b)	EUR 100	113,053
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(a)	EUR 100	110,357
Denmark — 0.2%
Orsted A/S
1.50%, (5-year EUR Swap + 1.860%)(a)(b)	EUR 100	85,517
2.50%, (5-year UK Government Bond + 2.136%)(a)(b)	GBP 100	89,294
5.13%, (5-year EURIBOR ICE Swap + 2.590%)(a)(b)	EUR 100	105,085
		279,896
Finland — 0.2%
Citycon Treasury BV, 1.63%, 03/12/28(a)	EUR 100	94,857
Finnair OYJ, 4.75%, 05/24/29(a)	EUR 100	105,466
Huhtamaki OYJ, 4.25%, 06/09/27(a)	EUR 100	105,692
		306,015
France — 4.6%
Afflelou SAS, 6.00%, 07/25/29(a)	EUR 100	108,248
Air France-KLM
7.25%, 05/31/26(a)	EUR 100	108,641
8.13%, 05/31/28(a)	EUR 100	116,201
Altice France SA
5.13%, 01/15/29(c)	USD 45	35,859
5.13%, 07/15/29(c)	USD 275	218,625
5.50%, 01/15/28(c)	USD 150	121,892
5.50%, 10/15/29(c)	USD 200	159,000
8.13%, 02/01/27(c)	USD 175	147,275
Altice France SA/France
3.38%, 01/15/28(a)	EUR 100	83,429
4.13%, 01/15/29(a)	EUR 100	82,888
4.25%, 10/15/29(a)	EUR 100	82,861
5.88%, 02/01/27(a)	EUR 100	85,676
Banijay Entertainment SASU, 7.00%, 05/01/29(a)	EUR 100	109,047
CAB SELAS, 3.38%, 02/01/28(a)	EUR 100	97,732
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR 100	91,390
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR 100	69,060
CMA CGM SA, 5.50%, 07/15/29(a)	EUR 100	106,807
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(b)(c)(g)	USD 175	198,819
Elior Group SA, 3.75%, 07/15/26(a)	EUR 100	103,597
ELO SACA
5.88%, 04/17/28(a)	EUR 200	187,623
6.00%, 03/22/29(a)	EUR 100	90,897
Emeria SASU, 3.38%, 03/31/28(a)	EUR 100	88,818
Eramet SA, 7.00%, 05/22/28(a)	EUR 100	104,510
Security	Par (000)	Value
France (continued)
Eutelsat SA
1.50%, 10/13/28(a)	EUR 100	$74,839
9.75%, 04/13/29(a)	EUR 100	92,479
Forvia SE
2.38%, 06/15/27(a)	EUR 100	99,903
2.75%, 02/15/27(a)	EUR 100	100,860
3.13%, 06/15/26(a)	EUR 100	102,737
3.75%, 06/15/28(a)	EUR 100	102,124
5.13%, 06/15/29(a)	EUR 100	104,948
5.50%, 06/15/31(a)	EUR 100	104,857
Goldstory SAS, 6.75%, 02/01/30(a)	EUR 100	108,203
Holding d'Infrastructures des Metiers de l'Environnement
4.88%, 10/24/29(a)	EUR 100	106,048
Series ., 0.63%, Series ., 09/16/28(a)	EUR 100	91,880
Iliad Holding SASU
5.63%, 10/15/28(a)	EUR 100	106,080
6.88%, 04/15/31(a)	EUR 100	111,219
7.00%, 10/15/28(c)	USD 100	101,760
7.00%, 04/15/32(c)	USD 50	50,697
8.50%, 04/15/31(c)	USD 115	123,474
iliad SA
1.88%, 02/11/28(a)	EUR 100	98,794
2.38%, 06/17/26(a)	EUR 100	102,448
4.25%, 12/15/29(a)	EUR 100	105,060
Series ., 5.38%, Series ., 05/02/31(a)	EUR 100	110,985
IPD 3 BV, 8.00%, 06/15/28(a)	EUR 100	109,146
Loxam SAS
6.38%, 05/15/28(a)	EUR 100	107,477
6.38%, 05/31/29(a)	EUR 125	135,871
Mobilux Finance SAS, 7.00%, 05/15/30(a)	EUR 100	108,587
Nexans SA
4.13%, 05/29/29(a)	EUR 100	105,128
4.25%, 03/11/30(a)	EUR 100	105,811
Opmobility, 4.88%, 03/13/29(a)	EUR 100	106,374
Paprec Holding SA, 6.50%, 11/17/27(a)	EUR 100	109,021
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR 100	107,752
RCI Banque SA, 5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.750%)(a)(b)	EUR 100	108,831
Renault SA
1.13%, 10/04/27(a)	EUR 100	97,908
2.38%, 05/25/26(a)	EUR 100	102,508
2.50%, 06/02/27(a)	EUR 100	102,047
Rexel SA, 2.13%, 12/15/28(a)	EUR 100	97,947
SNF Group SACA, 2.63%, 02/01/29(a)	EUR 100	99,520
SPIE SA, 2.63%, 06/18/26(a)	EUR 100	102,957
Tereos Finance Groupe I SA, 4.75%, 04/30/27(a)	EUR 100	104,266
Valeo SE
4.50%, 04/11/30(a)	EUR 100	103,066
5.38%, 05/28/27(a)	EUR 100	107,796
5.88%, 04/12/29(a)	EUR 100	109,251
		6,729,554
Germany — 3.5%
Bayer AG
3.90%, 09/25/83, (5-year EUR Swap + 3.896%)(a)(b)	EUR 100	110,486
5.38%, 03/25/82, (5-year EUR Swap + 4.458%)(a)(b)	EUR 100	102,952
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.269%)(a)(b)	EUR 100	104,179

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
6.63%, 09/25/83, (5-year EUR Swap + 3.432%)(a)(b)	EUR 100	$108,367
Series N5.5, 4.50%, Series N5.5, 03/25/82, (5-year EUR Swap + 3.751%)(a)(b)	EUR 100	102,900
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75, (5-year EUR Swap + 3.206%)(a)(b)	EUR 100	103,128
Ceconomy AG, 6.25%, 07/15/29(a)	EUR 100	106,469
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(a)	EUR 100	93,622
7.50%, 05/15/30(a)	EUR 100	95,874
CT Investment GmbH, 6.38%, 04/15/30(a)	EUR 100	107,404
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.855%)(a)(b)	EUR 100	103,788
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)	EUR 100	105,816
Evonik Industries AG, 1.38%, 09/02/81, (5-year EUR Swap + 1.836%)(a)(b)	EUR 100	99,405
Fressnapf Holding SE, 5.25%, 10/31/31(a)	EUR 100	105,820
Gruenenthal GmbH, 6.75%, 05/15/30(a)	EUR 100	110,051
Hella GmbH & Co. KGaA, 0.50%, 01/26/27	EUR 100	98,419
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% cash)(c)(h)	USD 50	48,810
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(h)	EUR 100	106,634
7.00%, 11/15/31, (7.00% cash and 7.75% PIK)(a)(h)	EUR 100	106,800
7.75%, 11/15/30, (7.75% cash and 8.50% PIK)(c)	USD 100	100,638
Mahle GmbH, 2.38%, 05/14/28(a)	EUR 100	93,979
Mercer International Inc.
5.13%, 02/01/29(d)	USD 85	75,289
12.88%, 10/01/28(c)	USD 20	21,600
Motel One GmbH/Muenchen, 7.75%, 04/02/31(a)	EUR 100	112,006
Nidda Healthcare Holding GmbH
5.63%, 02/21/30(a)	EUR 100	106,312
7.50%, 08/21/26(a)	EUR 66	70,226
PCF GmbH, 4.75%, 04/15/29(a)	EUR 101	86,060
ProGroup AG, 5.38%, 04/15/31(a)	EUR 100	100,062
Schaeffler AG
2.88%, 03/26/27(a)	EUR 75	76,847
3.38%, 10/12/28(a)	EUR 100	101,384
4.50%, 03/28/30(a)	EUR 100	104,367
4.75%, 08/14/29(a)	EUR 100	105,430
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29(a)	EUR 100	106,457
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(a)	EUR 100	106,408
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(a)(h)	EUR 100	88,858
TK Elevator Holdco GmbH
6.63%, 07/15/28(a)	EUR 90	93,622
7.63%, 07/15/28(c)	USD 50	50,357
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR 100	103,491
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(c)	USD 150	148,313
TUI AG, 5.88%, 03/15/29(a)	EUR 100	108,443
TUI Cruises GmbH, 6.25%, 04/15/29(a)	EUR 100	109,125
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/31(a)	EUR 100	107,669
ZF Europe Finance BV
2.00%, 02/23/26(a)	EUR 100	101,625
2.50%, 10/23/27(a)	EUR 100	98,276
3.00%, 10/23/29(a)	EUR 100	94,671
Security	Par (000)	Value
Germany (continued)
4.75%, 01/31/29(a)	EUR 100	$102,997
ZF Finance GmbH
2.00%, 05/06/27(a)	EUR 100	98,498
2.75%, 05/25/27(a)	EUR 100	99,864
3.75%, 09/21/28(a)	EUR 100	99,725
ZF North America Capital Inc.
6.75%, 04/23/30(c)	USD 150	146,906
6.88%, 04/14/28(c)	USD 75	75,545
7.13%, 04/14/30(c)	USD 75	74,993
		5,090,967
Greece — 0.7%
Alpha Bank SA
2.50%, 03/23/28, (1-year EUR Swap + 2.849%)(a)(b)	EUR 100	102,716
7.50%, 06/16/27, (1-year EUR Swap + 5.084%)(a)(b)	EUR 100	109,894
Alpha Services and Holdings SA, 5.50%, 06/11/31, (5-year EUR Swap + 5.823%)(a)(b)	EUR 100	105,445
Eurobank Ergasias Services and Holdings SA, 10.00%, 12/06/32, (5-year EUR Swap + 7.588%)(a)(b)	EUR 100	120,503
Metlen Energy & Metals SA, 4.00%, 10/17/29(a)	EUR 100	105,652
National Bank of Greece SA, 5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.154%)(a)(b)	EUR 100	110,852
Piraeus Bank SA
5.00%, 04/16/30, (1-year EURIBOR ICE Swap + 2.245%)(a)(b)	EUR 100	109,362
6.75%, 12/05/29, (1-year EUR Swap + 3.837%)(a)(b)	EUR 100	115,398
Public Power Corp. SA
4.38%, 03/30/26(a)	EUR 100	103,761
4.63%, 10/31/31(a)	EUR 100	105,616
		1,089,199
Hong Kong — 0.3%
FWD Group Holdings Ltd., 8.40%, 04/05/29(c)	USD 100	104,950
Melco Resorts Finance Ltd.
5.25%, 04/26/26(c)	USD 50	49,560
5.38%, 12/04/29(c)	USD 125	115,110
5.63%, 07/17/27(c)	USD 50	48,803
5.75%, 07/21/28(c)	USD 100	95,906
7.63%, 04/17/32(c)	USD 100	99,793
		514,122
Ireland — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27(c)	USD 75	42,272
eircom Finance DAC, 3.50%, 05/15/26(a)	EUR 125	129,305
Energia Group Roi Financeco DAC, 6.88%, 07/31/28(a)	EUR 100	108,255
GGAM Finance Ltd.
5.88%, 03/15/30(c)	USD 50	49,615
6.88%, 04/15/29(c)	USD 45	46,007
7.75%, 05/15/26(c)	USD 25	25,423
8.00%, 02/15/27(c)	USD 70	72,187
8.00%, 06/15/28(c)	USD 70	73,675
		546,739
Israel — 1.2%
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(c)	USD 75	74,250
5.38%, 03/30/28(a)(c)	USD 56	53,657
5.88%, 03/30/31(a)(c)	USD 70	64,400

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
8.50%, 09/30/33(a)(c)	USD 90	$92,938
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(c)	USD 55	54,351
6.75%, 06/30/30(a)(c)	USD 60	58,678
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27	EUR 100	103,859
4.38%, 05/09/30	EUR 150	158,447
7.38%, 09/15/29	EUR 100	118,136
7.88%, 09/15/31	EUR 100	125,700
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD 335	324,555
4.75%, 05/09/27	USD 100	98,296
5.13%, 05/09/29	USD 125	122,320
6.75%, 03/01/28	USD 125	128,604
7.88%, 09/15/29	USD 75	81,056
8.13%, 09/15/31	USD 50	55,912
		1,715,159
Italy — 3.8%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR 100	105,351
Banca IFIS SpA, 6.13%, 01/19/27(a)	EUR 100	109,461
Banca Monte dei Paschi di Siena SpA
4.75%, 03/15/29, (3-mo. EURIBOR + 2.047%)(a)(b)	EUR 100	108,025
10.50%, 07/23/29(a)	EUR 100	130,460
Banca Popolare di Sondrio SpA, 3.88%, 02/25/32, (5-year EUR Swap + 3.958%)(a)(b)	EUR 100	103,943
Banco BPM SpA, 4.50%, 11/26/36, (5-year EURIBOR ICE Swap + 2.250%)(a)(b)	EUR 200	212,072
BFF Bank SpA, 4.88%, 03/30/28, (1-year EURIBOR ICE Swap + 2.622%)(a)(b)	EUR 100	104,172
BPER Banca SpA
5.75%, 09/11/29, (3-mo. EURIBOR + 2.600%)(a)(b)	EUR 150	169,090
6.13%, 02/01/28, (3-mo. EURIBOR + 3.600%)(a)(b)	EUR 150	164,617
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR 100	97,881
doValue SpA, 3.38%, 07/31/26(a)	EUR 100	101,855
Engineering - Ingegneria Informatica - SpA, 5.88%, 09/30/26(a)	EUR 100	103,547
Fiber Bidco SpA, 6.13%, 06/15/31(a)	EUR 100	104,235
Flos B&b Italia SpA, 10.00%, 11/15/28(a)	EUR 100	112,481
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR 100	99,477
Iccrea Banca SpA, 4.75%, 01/18/32, (5-year EURIBOR ICE Swap + 4.829%)(a)(b)	EUR 100	105,525
Illimity Bank SpA, 5.75%, 05/31/27(a)	EUR 100	106,083
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR 100	102,362
Infrastrutture Wireless Italiane SpA
1.75%, 04/19/31(a)	EUR 100	95,739
1.88%, 07/08/26(a)	EUR 100	102,122
Intesa Sanpaolo SpA
2.93%, 10/14/30(a)	EUR 100	99,608
3.93%, 09/15/26(a)	EUR 100	105,180
4.20%, 06/01/32, (1-year CMT + 2.600%)(b)(c)	USD 85	75,435
4.27%, 11/14/36, (5-year EUR Swap + 1.950%)(a)(b)	EUR 200	209,072
5.15%, 06/10/30(a)	GBP 100	119,886
Lottomatica SpA/Roma, 5.38%, 06/01/30(a)	EUR 100	107,029
Mundys SpA
1.88%, 07/13/27(a)	EUR 100	100,144
Security	Par (000)	Value
Italy (continued)
1.88%, 02/12/28(a)	EUR 100	$98,833
4.75%, 01/24/29(a)	EUR 100	107,708
Nexi SpA
1.63%, 04/30/26(a)	EUR 100	101,939
2.13%, 04/30/29(a)	EUR 100	98,360
Optics Bidco SpA
1.63%, 01/18/29	EUR 100	95,715
2.38%, 10/12/27(a)	EUR 100	101,008
7.88%, 07/31/28(a)	EUR 100	116,746
Series 2036, 7.20%, Series 2036, 07/18/36(c)	USD 200	204,420
Rossini SARL, 6.75%, 12/31/29(a)	EUR 100	109,749
Saipem Finance International BV, 3.13%, 03/31/28(a)	EUR 100	102,896
Telecom Italia SpA, 7.88%, 07/31/28(a)	EUR 100	116,496
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR 100	96,677
2.38%, 10/12/27(a)	EUR 100	102,338
3.00%, 09/30/25(a)	EUR 100	103,390
UniCredit SpA
2.73%, 01/15/32, (5-year EUR Swap + 2.800%)(a)(b)	EUR 200	204,351
5.46%, 06/30/35, (5-year CMT + 4.750%)(b)(c)	USD 135	131,487
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(b)(c)	USD 110	110,029
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(b)(c)	USD 125	130,981
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR 100	109,838
Webuild SpA
3.63%, 01/28/27(a)	EUR 100	103,535
7.00%, 09/27/28(a)	EUR 100	113,169
		5,614,517
Japan — 0.7%
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(b)(c)(g)	USD 70	67,557
6.25%, (5-year CMT + 4.956%)(b)(c)(g)	USD 110	98,520
8.13%, , (5-year CMT + 4.250%)(b)(c)(g)	USD 50	49,306
9.75%, 04/15/29(c)	USD 200	218,255
11.25%, 02/15/27(c)	USD 200	218,580
SoftBank Group Corp.
2.88%, 01/06/27(a)	EUR 100	101,529
4.00%, 09/19/29(a)	EUR 125	126,566
5.00%, 04/15/28(a)	EUR 100	105,356
5.38%, 01/08/29(a)	EUR 100	106,337
		1,092,006
Jersey — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(c)	USD 100	99,250
10.38%, 03/31/29(a)	GBP 100	122,875
		222,125
Luxembourg — 1.6%
AccorInvest Group SA, 5.50%, 11/15/31(a)	EUR 100	106,181
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(c)	USD 40	40,094
Albion Financing 2 SARL, 8.75%, 04/15/27(c)	USD 50	50,938
Altice Financing SA
4.25%, 08/15/29(a)	EUR 100	80,747
5.00%, 01/15/28(c)	USD 125	100,963
5.75%, 08/15/29(c)	USD 200	156,715
Altice Finco SA, 4.75%, 01/15/28(a)	EUR 100	44,020

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Luxembourg (continued)
Altice France Holding SA
4.00%, 02/15/28(a)	EUR 100	$24,114
6.00%, 02/15/28(c)	USD 100	27,533
8.00%, 05/15/27(a)	EUR 100	28,152
10.50%, 05/15/27(c)	USD 150	45,750
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(h)	EUR 100	5,576
Cidron Aida Finco SARL, 5.00%, 04/01/28(a)	EUR 100	101,170
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(a)	EUR 100	71,317
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR 100	86,475
Ineos Finance PLC
5.63%, 08/15/30(a)	EUR 100	104,952
6.38%, 04/15/29(a)	EUR 100	107,359
6.63%, 05/15/28(a)	EUR 100	107,223
6.75%, 05/15/28(c)	USD 50	50,382
7.50%, 04/15/29(c)	USD 75	76,475
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(c)(d)	USD 315	283,854
ION Trading Technologies SARL
5.75%, 05/15/28(c)	USD 50	47,125
9.50%, 05/30/29(c)	USD 50	52,250
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26(a)	EUR 100	68,550
Loarre Investments SARL, 6.50%, 05/15/29(a)	EUR 100	106,362
Matterhorn Telecom SA, 4.50%, 01/30/30(a)	EUR 100	104,452
SES SA, 5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.232%)(a)(b)	EUR 125	107,503
Summer BC Holdco B SARL, 5.75%, 10/31/26(a)	EUR 100	103,627
Vivion Investments SARL, 8.00%, 08/31/28, (6.50% Cash and 1.40% PIK)(a)(h)	EUR 101	101,663
		2,391,522
Macau — 0.5%
MGM China Holdings Ltd.
4.75%, 02/01/27(c)	USD 75	73,463
5.88%, 05/15/26(c)	USD 100	99,939
7.13%, 06/26/31(c)	USD 50	51,021
Studio City Finance Ltd.
5.00%, 01/15/29(c)	USD 95	86,587
6.50%, 01/15/28(c)	USD 60	58,500
Wynn Macau Ltd.
5.13%, 12/15/29(c)	USD 100	92,856
5.50%, 10/01/27(c)	USD 75	73,406
5.63%, 08/26/28(c)	USD 150	144,892
		680,664
Netherlands — 1.5%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR 100	107,617
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31(a)	GBP 100	131,964
Flora Food Management BV, 6.88%, 07/02/29(a)	EUR 100	106,709
Maxeda DIY Holding BV, 5.88%, 10/01/26(a)	EUR 100	78,111
Nobian Finance BV, 3.63%, 07/15/26(a)	EUR 100	103,019
Odido Holding BV, 3.75%, 01/15/29(a)	EUR 100	102,122
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR 150	151,707
5.13%, 02/15/30(a)	EUR 100	106,862
Sigma Holdco BV, 5.75%, 05/15/26(a)	EUR 57	58,951
Sunrise FinCo I BV, 4.88%, 07/15/31(c)	USD 150	139,278
Trivium Packaging Finance BV
3.75%, 08/15/26(a)	EUR 100	103,099
5.50%, 08/15/26(c)	USD 100	99,517
8.50%, 08/15/27(c)	USD 75	75,063
Security	Par (000)	Value
Netherlands (continued)
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR 100	$102,464
Versuni Group BV, 3.13%, 06/15/28(a)	EUR 100	98,889
VZ Secured Financing BV, 5.00%, 01/15/32(c)	USD 175	156,291
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR 100	95,016
5.13%, 02/28/30(c)	USD 50	45,428
6.13%, 11/15/32(a)	EUR 125	129,524
Ziggo BV
2.88%, 01/15/30(a)	EUR 100	97,661
4.88%, 01/15/30(c)	USD 85	79,335
		2,168,627
Norway — 0.1%
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.765%)(a)(b)	EUR 100	113,933
Poland — 0.1%
Transportes Aereos Portugueses SA, 5.13%, 11/15/29(a)	EUR 100	106,822
Portugal — 0.5%
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 5.63%, 05/29/28, (3-mo. EURIBOR + 2.600%)(a)(b)	EUR 100	107,584
EDP SA
1.50%, 03/14/82, (5-year EUR Swap + 1.888%)(a)(b)	EUR 100	99,348
1.88%, 08/02/81, (5-year EUR Swap + 2.380%)(a)(b)	EUR 100	101,365
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.395%)(a)(b)	EUR 100	104,577
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.052%)(a)(b)	EUR 100	105,677
5.94%, 04/23/83, (5-year EUR Swap + 3.184%)(a)(b)	EUR 100	109,333
Novo Banco SA, 9.88%, 12/01/33, (5-year EUR Swap + 6.714%)(a)(b)	EUR 100	122,734
		750,618
Slovenia — 0.2%
United Group BV
3.63%, 02/15/28(a)	EUR 100	101,801
4.63%, 08/15/28(a)	EUR 100	103,518
6.75%, 02/15/31(a)	EUR 100	108,115
		313,434
Spain — 1.0%
Abanca Corp. Bancaria SA, 4.63%, 12/11/36, (5-year EURIBOR ICE Swap + 2.450%)(a)(b)	EUR 100	105,542
Banco de Sabadell SA
5.13%, 06/27/34, (5-year EURIBOR ICE Swap + 2.400%)(a)(b)	EUR 100	108,677
6.00%, 08/16/33, (5-year EUR Swap + 3.150%)(a)(b)	EUR 100	110,519
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(c)	USD 75	73,776
Cirsa Finance International SARL
7.88%, 07/31/28(a)	EUR 100	109,337
10.38%, 11/30/27(a)	EUR 90	98,421
eDreams ODIGEO SA, 5.50%, 07/15/27(a)	EUR 100	104,568
Eroski S Coop, 10.63%, 04/30/29(a)	EUR 100	112,586
Grifols SA, 3.88%, 10/15/28(a)	EUR 125	116,178
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR 100	104,836
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR 150	155,549

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
Unicaja Banco SA
6.50%, 09/11/28, (1-year EUR Swap + 3.250%)(a)(b)	EUR 100	$111,624
7.25%, 11/15/27, (1-year EUR Swap + 4.250%)(a)(b)	EUR 100	110,982
		1,422,595
Sweden — 1.0%
Asmodee Group AB, 5.75%, 12/15/29(a)	EUR 100	106,935
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR 100	107,998
Dometic Group AB, 2.00%, 09/29/28(a)	EUR 100	94,393
Heimstaden AB, 8.38%, 01/29/30(a)	EUR 100	104,269
Intrum AB
3.00%, 09/15/27(a)(e)(f)	EUR 100	77,173
3.50%, 07/15/26(a)(e)(f)	EUR 100	77,175
4.88%, 08/15/25(a)(e)(f)	EUR 100	77,583
Stena International SA
7.25%, 01/15/31(c)	USD 100	102,259
7.63%, 02/15/31(c)	USD 25	25,831
Verisure Holding AB
3.25%, 02/15/27(a)	EUR 100	102,243
3.88%, 07/15/26(a)	EUR 100	103,357
5.50%, 05/15/30(a)	EUR 100	107,461
7.13%, 02/01/28(a)	EUR 100	107,395
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR 100	104,183
Volvo Car AB
2.50%, 10/07/27(a)	EUR 100	101,565
4.75%, 05/08/30(a)	EUR 100	106,820
		1,506,640
Switzerland — 0.3%
Dufry One BV
2.00%, 02/15/27(a)	EUR 100	100,499
4.75%, 04/18/31(a)	EUR 100	107,006
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(c)(d)	USD 95	87,044
7.88%, 05/01/27(c)	USD 60	60,000
9.50%, 06/01/28(c)	USD 50	51,442
		405,991
United Kingdom — 5.5%
888 Acquisitions Ltd.
7.56%, 07/15/27(a)	EUR 100	104,398
10.75%, 05/15/30(a)	GBP 100	127,791
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 05/15/29(a)	EUR 100	113,232
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR 100	109,415
Ardonagh Finco Ltd.
7.75%, 02/15/31(c)	USD 75	77,227
Series FEB, 6.88%, Series FEB, 02/15/31(a)	EUR 100	106,593
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(c)	USD 100	103,520
B&M European Value Retail SA, 8.13%, 11/15/30(a)	GBP 100	130,911
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR 150	152,312
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)	GBP 125	147,551
Bellis Finco PLC, 4.00%, 02/16/27(a)	GBP 100	116,551
Belron U.K. Finance PLC
4.63%, 10/15/29(a)	EUR 100	106,375
5.75%, 10/15/29(c)	USD 100	99,250
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(b)(c)	USD 50	48,659
Security	Par (000)	Value
United Kingdom (continued)
4.88%, 11/23/81, (5-year CMT + 3.493%)(b)(c)	USD 70	$63,979
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.542%)(a)(b)	EUR 100	107,313
8.38%, 12/20/83, (5-year UK Government Bond + 3.820%)(a)(b)	GBP 100	132,204
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)	EUR 100	106,878
Canary Wharf Group Investment Holdings PLC, 2.63%, 04/23/25(a)	GBP 100	122,330
Centrica PLC, 6.50%, 05/21/55, (5-year UK Government Bond + 2.512%)(a)(b)	GBP 100	125,783
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD 200	179,375
Constellation Automotive Financing PLC, 4.88%, 07/15/27(a)	GBP 100	122,285
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP 100	121,273
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP 100	125,776
eG Global Finance PLC, 12.00%, 11/30/28(c)	USD 100	112,230
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%, 01/15/29(c)	USD 200	187,500
Heathrow Finance PLC, 3.88%, 03/01/27(a)(i)	GBP 100	118,129
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(c)	USD 130	132,996
8.13%, 02/15/32(c)	USD 40	40,955
Iceland Bondco PLC, 10.88%, 12/15/27(a)	GBP 100	129,859
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR 100	106,439
8.50%, 03/15/29(a)	EUR 100	110,118
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(c)	USD 50	48,245
5.88%, 01/15/28(c)	USD 105	104,582
Jerrold Finco PLC, 5.25%, 01/15/27(a)	GBP 100	122,220
Market Bidco Finco PLC, 5.50%, 11/04/27(a)	GBP 100	119,169
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(c)	USD 50	48,306
Merlin Entertainments Ltd., 5.75%, 06/15/26(c)	USD 50	50,472
Motion Bondco DAC, 6.63%, 11/15/27(c)	USD 50	48,125
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR 100	107,366
NGG Finance PLC, 2.13%, 09/05/82, (5-year EUR Swap + 2.532%)(a)(b)	EUR 100	100,048
Nomad Foods Bondco PLC, 2.50%, 06/24/28(a)	EUR 100	99,161
Ocado Group PLC, 3.88%, 10/08/26(a)	GBP 100	120,221
Odeon Finco PLC, 12.75%, 11/01/27(c)	USD 50	52,607
PeopleCert Wisdom Issuer PLC, 5.75%, 09/15/26(a)	EUR 100	104,012
Playtech PLC, 5.88%, 06/28/28(a)	EUR 100	107,158
Punch Finance PLC, 6.13%, 06/30/26(a)	GBP 100	123,178
Thames Water Utilities Finance PLC
1.25%, 01/31/32(a)	EUR 100	72,073
2.63%, 01/24/32(a)	GBP 100	85,917
2.88%, 05/03/27(a)	GBP 100	22,008
4.00%, 04/18/27(a)	EUR 100	74,083
4.38%, 01/18/31(a)	EUR 100	74,569
TVL Finance PLC, 10.25%, 04/28/28(a)	GBP 100	127,443
Very Group Funding PLC (The), 6.50%, 08/01/26(a)	GBP 100	118,147
Victoria PLC, 3.63%, 08/24/26(a)	EUR 100	96,991
Virgin Media Finance PLC, 5.00%, 07/15/30(c)	USD 75	65,344
Virgin Media Secured Finance PLC
4.13%, 08/15/30(a)	GBP 100	107,164

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
4.25%, 01/15/30(a)	GBP 150	$164,417
4.50%, 08/15/30(c)	USD 115	101,978
5.50%, 05/15/29(c)	USD 150	143,625
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP 100	115,521
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(c)	USD 75	71,625
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR 150	145,713
4.25%, 01/31/31(c)	USD 125	108,320
4.75%, 07/15/31(c)	USD 135	118,294
5.63%, 04/15/32(a)	EUR 100	104,781
7.75%, 04/15/32(c)	USD 100	101,075
Vodafone Group PLC
2.63%, 08/27/80, (5-year EUR Swap + 3.002%)(a)(b)	EUR 100	102,612
3.00%, 08/27/80, (5-year EUR Swap + 3.477%)(a)(b)	EUR 100	97,890
3.25%, 06/04/81, (5-year CMT + 2.447%)(b)	USD 40	38,647
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)	USD 120	107,300
6.50%, 08/30/84, (5-year EUR Swap + 3.489%)(a)(b)	EUR 150	170,687
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)	USD 205	213,405
8.00%, 08/30/86, (5-year UK Government Bond + 3.837%)(a)(b)	GBP 100	133,479
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR 125	138,381
		8,065,566
United States — 64.3%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(c)	USD 70	66,263
6.00%, 08/01/29(c)	USD 35	33,729
7.50%, 11/06/30(c)	USD 110	113,724
8.25%, 02/01/29(c)(d)	USD 100	103,650
8.50%, 06/15/29(c)	USD 60	62,860
AdaptHealth LLC
4.63%, 08/01/29(c)(d)	USD 35	32,128
5.13%, 03/01/30(c)(d)	USD 60	55,485
Adient Global Holdings Ltd.
4.88%, 08/15/26(c)	USD 75	74,891
7.00%, 04/15/28(c)	USD 50	51,100
7.50%, 02/15/33(c)	USD 20	20,225
8.25%, 04/15/31(c)(d)	USD 55	57,056
ADT Security Corp. (The), 4.13%, 08/01/29(c)	USD 110	102,982
Advance Auto Parts Inc., 3.90%, 04/15/30(d)	USD 50	45,008
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(b)	USD 50	49,038
7.60%, 01/15/55, (5-year CMT + 3.201%)(b)	USD 115	117,215
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(c)	USD 110	112,897
AG Issuer LLC, 6.25%, 03/01/28(c)	USD 65	64,907
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(c)	USD 65	67,490
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(c)	USD 55	53,957
3.50%, 03/15/29(c)	USD 135	124,174
4.63%, 01/15/27(c)	USD 140	137,610
4.88%, 02/15/30(c)	USD 110	105,728
5.88%, 02/15/28(c)	USD 90	89,887
6.50%, 02/15/28(c)(d)	USD 85	86,552
7.50%, 03/15/26(c)	USD 50	50,175
Security	Par (000)	Value
United States (continued)
Alcoa Nederland Holding BV
4.13%, 03/31/29(c)	USD 50	$46,913
6.13%, 05/15/28(c)	USD 50	50,305
7.13%, 03/15/31(c)	USD 75	77,821
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(c)(d)	USD 75	72,540
5.88%, 11/01/29(c)(d)	USD 30	28,873
6.50%, 10/01/31(c)	USD 100	100,194
6.75%, 10/15/27(c)	USD 155	154,428
6.75%, 04/15/28(c)	USD 135	136,215
7.00%, 01/15/31(c)	USD 155	157,519
7.38%, 10/01/32(c)	USD 55	56,128
Allied Universal Holdco LLC, 7.88%, 02/15/31(c)	USD 215	220,308
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(c)(d)	USD 100	92,500
9.75%, 07/15/27(c)	USD 115	115,733
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28(a)	EUR 100	100,519
4.63%, 06/01/28(c)	USD 200	190,684
Allison Transmission Inc.
3.75%, 01/30/31(c)	USD 95	84,796
4.75%, 10/01/27(c)	USD 55	53,873
5.88%, 06/01/29(c)	USD 40	39,990
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(b)	USD 50	49,322
6.70%, 02/14/33(d)	USD 60	61,455
Alpha Generation LLC, 6.75%, 10/15/32(c)	USD 95	95,930
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(c)(d)	USD 105	88,453
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(c)(h)	USD 100	99,781
AMC Networks Inc.
4.25%, 02/15/29(d)	USD 95	75,247
10.25%, 01/15/29(c)	USD 100	106,750
Amentum Holdings Inc., 7.25%, 08/01/32(c)	USD 100	101,375
American Airlines Inc.
7.25%, 02/15/28(c)(d)	USD 65	66,462
8.50%, 05/15/29(c)	USD 115	121,188
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(c)	USD 148	147,863
5.75%, 04/20/29(c)	USD 330	328,597
American Axle & Manufacturing Inc.
5.00%, 10/01/29(d)	USD 60	54,948
6.50%, 04/01/27(d)	USD 45	45,108
6.88%, 07/01/28(d)	USD 50	49,718
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(c)	USD 35	32,261
4.00%, 01/15/28(c)	USD 65	62,695
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	USD 50	47,602
5.88%, 08/20/26	USD 70	69,530
9.38%, 06/01/28(c)	USD 65	64,128
AmWINS Group Inc.
4.88%, 06/30/29(c)	USD 75	71,260
6.38%, 02/15/29(c)	USD 70	70,812
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(c)	USD 80	78,194

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
5.75%, 03/01/27(c)	USD 55	$55,000
5.75%, 01/15/28(c)	USD 80	79,744
6.63%, 02/01/32(c)(d)	USD 65	66,257
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(c)(d)	USD 155	141,910
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(c)(d)	USD 5	3,844
5.75%, 01/15/29(c)	USD 26	21,227
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(b)	USD 50	49,938
Aramark Services Inc., 5.00%, 02/01/28(c)	USD 110	107,800
Arches Buyer Inc.
4.25%, 06/01/28(c)	USD 90	84,126
6.13%, 12/01/28(c)	USD 60	54,347
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(c)	USD 75	75,256
6.63%, 09/01/32(c)	USD 75	76,003
6.88%, 04/01/27(c)	USD 22	22,000
Arcosa Inc., 6.88%, 08/15/32(c)(d)	USD 75	76,811
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR 100	94,343
3.25%, 09/01/28(c)	USD 75	67,717
4.00%, 09/01/29(c)	USD 100	87,142
6.00%, 06/15/27(c)	USD 75	74,458
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26(a)	EUR 100	93,464
4.13%, 08/15/26(c)	USD 110	97,020
4.75%, 07/15/27(a)	GBP 100	60,794
5.25%, 08/15/27(c)	USD 100	55,800
Aretec Group Inc.
7.50%, 04/01/29(c)(d)	USD 50	50,150
10.00%, 08/15/30(c)(d)	USD 70	76,976
Arsenal AIC Parent LLC
8.00%, 10/01/30(c)	USD 75	77,756
11.50%, 10/01/31(c)	USD 50	55,813
Asbury Automotive Group Inc.
4.50%, 03/01/28	USD 51	49,497
4.63%, 11/15/29(c)(d)	USD 95	90,220
4.75%, 03/01/30	USD 35	33,233
5.00%, 02/15/32(c)	USD 70	65,522
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(c)	USD 65	63,799
6.63%, 10/15/32(c)	USD 60	60,420
8.25%, 12/31/28(c)	USD 25	25,575
Ashland Services BV, 2.00%, 01/30/28(a)	EUR 100	98,314
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(c)	USD 30	27,515
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% cash and 1.25% PIK)(c)(h)	USD 107	70,134
10.43%, 09/30/29, (10.43% cash and 11.18% PIK)(c)(h)	USD 138	139,067
AssuredPartners Inc.
5.63%, 01/15/29(c)	USD 50	50,581
7.50%, 02/15/32(c)	USD 50	54,100
AthenaHealth Group Inc., 6.50%, 02/15/30(c)(d)	USD 240	232,200
Security	Par (000)	Value
United States (continued)
ATI Inc., 7.25%, 08/15/30	USD 35	$36,326
Avantor Funding Inc.
3.88%, 11/01/29(c)	USD 95	87,994
4.63%, 07/15/28(c)	USD 130	125,584
Avient Corp., 6.25%, 11/01/31(c)	USD 60	59,846
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(c)(d)	USD 50	47,399
5.38%, 03/01/29(c)(d)	USD 85	81,069
5.75%, 07/15/27(c)(d)	USD 40	39,614
8.00%, 02/15/31(c)(d)	USD 50	51,713
8.25%, 01/15/30(c)(d)	USD 55	56,705
Avis Budget Finance PLC, 7.00%, 02/28/29(a)	EUR 100	107,352
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(c)	USD 50	52,005
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)	USD 75	68,967
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(c)	USD 50	49,063
B&G Foods Inc.
5.25%, 09/15/27(d)	USD 80	76,136
8.00%, 09/15/28(c)	USD 70	72,616
Ball Corp.
2.88%, 08/15/30	USD 125	108,251
3.13%, 09/15/31	USD 90	77,179
6.00%, 06/15/29	USD 110	111,045
6.88%, 03/15/28	USD 90	92,317
Bath & Body Works Inc.
5.25%, 02/01/28	USD 40	39,642
6.63%, 10/01/30(c)(d)	USD 80	81,600
7.50%, 06/15/29(d)	USD 65	67,096
Bausch & Lomb Corp., 8.38%, 10/01/28(c)	USD 140	146,735
Bausch Health Companies Inc.
4.88%, 06/01/28(c)	USD 175	143,727
5.25%, 01/30/30(c)	USD 75	40,217
5.25%, 02/15/31(c)	USD 50	26,546
5.75%, 08/15/27(c)	USD 60	52,932
6.13%, 02/01/27(c)	USD 140	127,750
6.25%, 02/15/29(c)	USD 75	46,007
11.00%, 09/30/28(c)	USD 264	247,876
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(c)(d)(h)	USD 50	49,499
Beacon Roofing Supply Inc., 6.50%, 08/01/30(c)	USD 65	67,031
Belden Inc., 3.38%, 07/15/31(a)	EUR 100	99,309
Berry Global Inc., 5.63%, 07/15/27(c)	USD 55	55,002
Block Inc.
2.75%, 06/01/26	USD 100	97,353
3.50%, 06/01/31(d)	USD 105	93,509
6.50%, 05/15/32(c)	USD 210	214,742
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(c)	USD 45	46,309
7.25%, 07/15/32(c)	USD 75	78,178
Boost Newco Borrower LLC, 7.50%, 01/15/31(c)	USD 200	209,360
Boyd Gaming Corp.
4.75%, 12/01/27	USD 95	93,195
4.75%, 06/15/31(c)(d)	USD 100	93,315
Brand Industrial Services Inc., 10.38%, 08/01/30(c)	USD 130	133,950
Brandywine Operating Partnership LP
3.95%, 11/15/27	USD 50	47,291
8.88%, 04/12/29	USD 40	42,718

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Brightline East LLC, 11.00%, 01/31/30(c)	USD 150	$145,263
Brink's Co. (The)
4.63%, 10/15/27(c)	USD 60	58,440
6.50%, 06/15/29(c)	USD 35	35,700
6.75%, 06/15/32(c)	USD 45	45,880
Brookfield Property Finance ULC
4.00%, 09/30/26	CAD 125	85,211
7.13%, 02/13/28	CAD 100	72,408
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(c)	USD 95	91,151
5.75%, 05/15/26(c)	USD 66	65,258
Buckeye Partners LP
3.95%, 12/01/26	USD 75	73,014
4.13%, 12/01/27	USD 35	33,597
4.50%, 03/01/28(c)	USD 50	48,182
6.75%, 02/01/30(c)	USD 40	40,688
6.88%, 07/01/29(c)	USD 60	61,395
Builders FirstSource Inc.
4.25%, 02/01/32(c)	USD 150	134,947
5.00%, 03/01/30(c)	USD 55	52,663
6.38%, 06/15/32(c)(d)	USD 65	65,885
6.38%, 03/01/34(c)	USD 110	110,730
Burford Capital Global Finance LLC
6.25%, 04/15/28(c)	USD 50	49,750
9.25%, 07/01/31(c)	USD 50	53,604
Caesars Entertainment Inc.
4.63%, 10/15/29(c)(d)	USD 115	108,525
6.00%, 10/15/32(c)(d)	USD 125	121,525
6.50%, 02/15/32(c)	USD 155	156,984
7.00%, 02/15/30(c)	USD 205	210,689
8.13%, 07/01/27(c)	USD 63	63,630
California Resources Corp., 8.25%, 06/15/29(c)	USD 65	66,874
Calpine Corp.
3.75%, 03/01/31(c)	USD 85	76,919
4.50%, 02/15/28(c)	USD 130	126,100
4.63%, 02/01/29(c)	USD 65	62,233
5.00%, 02/01/31(c)	USD 85	81,193
5.13%, 03/15/28(c)	USD 150	147,000
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(c)(d)	USD 60	58,725
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(c)	USD 200	212,880
Carnival PLC, 1.00%, 10/28/29	EUR 100	91,466
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(c)(h)	USD 91	98,125
13.00%, 06/01/30, (13.00% PIK)(c)(h)	USD 160	177,356
14.00%, 06/01/31, (14.00% PIK)(c)(d)(h)	USD 187	225,226
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(c)	USD 300	265,312
4.25%, 01/15/34(c)(d)	USD 210	171,622
4.50%, 08/15/30(c)	USD 285	258,224
4.50%, 05/01/32	USD 285	247,042
4.50%, 06/01/33(c)	USD 180	152,723
4.75%, 03/01/30(c)	USD 310	287,137
4.75%, 02/01/32(c)(d)	USD 120	106,800
5.00%, 02/01/28(c)	USD 265	257,348
5.13%, 05/01/27(c)	USD 330	323,951
5.38%, 06/01/29(c)	USD 150	144,976
5.50%, 05/01/26(c)	USD 70	69,735
Security	Par (000)	Value
United States (continued)
6.38%, 09/01/29(c)(d)	USD 160	$159,988
7.38%, 03/01/31(c)	USD 105	107,494
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	USD 35	33,808
5.38%, 04/15/27	USD 70	69,580
Central Garden & Pet Co.
4.13%, 10/15/30(d)	USD 75	68,218
4.13%, 04/30/31(c)	USD 40	35,829
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(c)	USD 75	71,250
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(c)	USD 75	72,811
Century Communities Inc.
3.88%, 08/15/29(c)	USD 50	45,441
6.75%, 06/01/27	USD 50	50,188
Charles River Laboratories International Inc.
3.75%, 03/15/29(c)	USD 35	32,358
4.00%, 03/15/31(c)	USD 65	58,419
4.25%, 05/01/28(c)	USD 50	47,900
Chart Industries Inc.
7.50%, 01/01/30(c)(d)	USD 139	145,144
9.50%, 01/01/31(c)	USD 50	53,824
Chemours Co. (The)
4.63%, 11/15/29(c)(d)	USD 55	48,795
5.38%, 05/15/27(d)	USD 50	48,967
5.75%, 11/15/28(c)	USD 80	75,899
8.00%, 01/15/33(c)(d)	USD 20	19,816
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% cash and 9.5% PIK)(c)	USD 75	81,187
CHS/Community Health Systems Inc.
4.75%, 02/15/31(c)	USD 120	97,950
5.25%, 05/15/30(c)	USD 165	140,662
5.63%, 03/15/27(c)	USD 205	198,747
6.00%, 01/15/29(c)	USD 55	50,205
6.13%, 04/01/30(c)(d)	USD 115	75,313
6.88%, 04/01/28(c)	USD 85	60,747
6.88%, 04/15/29(c)(d)	USD 115	78,818
8.00%, 12/15/27(c)	USD 74	73,445
10.88%, 01/15/32(c)(d)	USD 215	221,450
Churchill Downs Inc.
4.75%, 01/15/28(c)	USD 75	72,989
5.50%, 04/01/27(c)	USD 50	49,790
5.75%, 04/01/30(c)	USD 120	118,290
6.75%, 05/01/31(c)(d)	USD 80	81,469
Cinemark USA Inc.
5.25%, 07/15/28(c)(d)	USD 85	83,279
7.00%, 08/01/32(c)(d)	USD 40	40,996
CITGO Petroleum Corp.
6.38%, 06/15/26(c)	USD 65	65,209
7.00%, 06/15/25(c)	USD 95	95,200
8.38%, 01/15/29(c)	USD 110	113,947
Civitas Resources Inc.
5.00%, 10/15/26(c)	USD 50	49,731
8.38%, 07/01/28(c)	USD 155	162,324
8.63%, 11/01/30(c)	USD 100	105,936
8.75%, 07/01/31(c)	USD 130	137,020
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(a)	EUR 100	103,580
6.25%, 05/15/26(c)	USD 49	49,043
6.75%, 05/15/28(c)(d)	USD 75	76,406

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
6.75%, 02/15/30(c)	USD 33	$33,507
8.50%, 05/15/27(c)(d)	USD 195	196,034
Clarivate Science Holdings Corp.
3.88%, 07/01/28(c)(d)	USD 85	79,710
4.88%, 07/01/29(c)	USD 85	79,528
Clean Harbors Inc.
4.88%, 07/15/27(c)	USD 50	49,384
6.38%, 02/01/31(c)	USD 40	40,431
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(c)(d)	USD 130	126,425
7.50%, 06/01/29(c)(d)	USD 100	89,125
7.75%, 04/15/28(c)	USD 110	102,028
7.88%, 04/01/30(c)	USD 90	92,773
9.00%, 09/15/28(c)(d)	USD 75	78,915
Clearway Energy Operating LLC
3.75%, 02/15/31(c)	USD 95	84,194
4.75%, 03/15/28(c)	USD 85	82,060
Cleveland-Cliffs Inc.
5.88%, 06/01/27(d)	USD 70	69,880
6.75%, 04/15/30(c)(d)	USD 75	74,656
6.88%, 11/01/29(c)(d)	USD 85	85,232
7.00%, 03/15/32(c)	USD 120	119,603
7.38%, 05/01/33(c)	USD 95	94,575
Cloud Software Group Inc.
6.50%, 03/31/29(c)	USD 405	397,147
8.25%, 06/30/32(c)	USD 195	202,738
9.00%, 09/30/29(c)	USD 395	404,596
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(c)	USD 40	40,392
6.88%, 01/15/30(c)	USD 60	60,953
8.75%, 04/15/30(c)(d)	USD 105	106,941
CMG Media Corp., 8.88%, 06/18/29(c)	USD 90	72,450
CNX Resources Corp.
6.00%, 01/15/29(c)	USD 65	64,220
7.25%, 03/01/32(c)	USD 50	50,963
7.38%, 01/15/31(c)	USD 45	46,054
Cogent Communications Group LLC
3.50%, 05/01/26(c)	USD 50	48,818
7.00%, 06/15/27(c)	USD 50	50,487
Coinbase Global Inc.
3.38%, 10/01/28(c)	USD 105	95,207
3.63%, 10/01/31(c)(d)	USD 95	81,888
CommScope LLC
4.75%, 09/01/29(c)	USD 115	102,350
6.00%, 03/01/26(c)	USD 140	139,818
7.13%, 07/01/28(c)	USD 60	54,561
8.25%, 03/01/27(c)(d)	USD 100	95,467
CommScope Technologies LLC, 5.00%, 03/15/27(c)	USD 90	81,371
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)	USD 100	96,911
Comstock Resources Inc.
5.88%, 01/15/30(c)	USD 85	80,431
6.75%, 03/01/29(c)	USD 190	186,599
Consolidated Communications Inc.
5.00%, 10/01/28(c)	USD 35	33,181
6.50%, 10/01/28(c)	USD 85	83,062
Constellium SE
3.13%, 07/15/29(a)	EUR 100	97,022
3.75%, 04/15/29(c)	USD 50	45,572
Security	Par (000)	Value
United States (continued)
Cornerstone Building Brands Inc., 9.50%, 08/15/29(c)(d)	USD 60	$59,760
Coty Inc.
4.50%, 05/15/27(a)	EUR 100	105,597
5.00%, 04/15/26(c)(d)	USD 36	35,937
5.75%, 09/15/28(a)	EUR 100	107,918
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(c)(d)	USD 35	33,723
6.63%, 07/15/30(c)(d)	USD 75	76,592
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(c)	USD 150	144,379
7.50%, 12/15/33(c)	USD 50	52,833
Credit Acceptance Corp.
6.63%, 03/15/26	USD 50	50,063
9.25%, 12/15/28(c)	USD 60	64,003
Crescent Energy Finance LLC
7.38%, 01/15/33(c)	USD 90	89,550
7.63%, 04/01/32(c)	USD 130	130,975
9.25%, 02/15/28(c)	USD 100	104,734
Crown Americas LLC, 5.25%, 04/01/30	USD 45	43,935
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26(d)	USD 35	34,442
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	USD 90	89,772
Crown European Holdings SACA
2.88%, 02/01/26(a)	EUR 100	103,330
4.75%, 03/15/29(a)	EUR 100	107,536
CSC Holdings LLC
3.38%, 02/15/31(c)	USD 100	72,367
4.13%, 12/01/30(c)	USD 100	75,117
4.50%, 11/15/31(c)	USD 150	112,739
4.63%, 12/01/30(c)	USD 225	123,316
5.00%, 11/15/31(c)	USD 85	45,293
5.38%, 02/01/28(c)	USD 125	109,736
5.50%, 04/15/27(c)	USD 150	138,937
5.75%, 01/15/30(c)	USD 225	131,625
6.50%, 02/01/29(c)	USD 175	148,925
7.50%, 04/01/28(c)	USD 100	73,500
11.25%, 05/15/28(c)	USD 125	123,516
11.75%, 01/31/29(c)	USD 200	199,000
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(c)	USD 50	50,431
8.88%, 09/01/31(c)(d)	USD 40	43,098
CVR Energy Inc.
5.75%, 02/15/28(c)	USD 45	42,390
8.50%, 01/15/29(c)	USD 50	48,924
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(b)(d)	USD 75	73,997
7.00%, 03/10/55, (5-year CMT + 2.886%)(b)	USD 225	227,182
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR 100	113,961
Dana Inc.
4.25%, 09/01/30(d)	USD 50	47,436
5.38%, 11/15/27	USD 40	39,805
5.63%, 06/15/28(d)	USD 30	29,846
Darling Global Finance BV, 3.63%, 05/15/26(a)	EUR 100	103,356
Darling Ingredients Inc.
5.25%, 04/15/27(c)	USD 50	49,666
6.00%, 06/15/30(c)(d)	USD 105	104,545

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
DaVita Inc.
3.75%, 02/15/31(c)	USD 150	$132,000
4.63%, 06/01/30(c)	USD 290	269,857
6.88%, 09/01/32(c)	USD 110	111,512
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(c)	USD 50	50,143
8.63%, 03/15/29(c)	USD 75	78,366
Directv Financing LLC, 8.88%, 02/01/30(c)(d)	USD 70	68,972
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(c)	USD 375	371,250
DISH DBS Corp.
5.25%, 12/01/26(c)	USD 260	240,313
5.75%, 12/01/28(c)	USD 275	237,949
7.38%, 07/01/28	USD 105	76,969
7.75%, 07/01/26(d)	USD 200	174,750
5.13%, 06/01/29	USD 150	98,625
DISH Network Corp., 11.75%, 11/15/27(c)	USD 363	383,317
Diversified Healthcare Trust
4.38%, 03/01/31(d)	USD 40	30,748
4.75%, 02/15/28	USD 60	52,748
DPL Inc., 4.35%, 04/15/29	USD 40	37,430
DT Midstream Inc.
4.13%, 06/15/29(c)(d)	USD 110	103,744
4.38%, 06/15/31(c)	USD 90	83,254
EchoStar Corp.
6.75%, 11/30/30, (6.75% in cash)(d)	USD 225	207,791
Series ., 10.75%, Series ., 11/30/29	USD 551	594,609
Edgewell Personal Care Co.
4.13%, 04/01/29(c)(d)	USD 50	46,864
5.50%, 06/01/28(c)	USD 80	78,789
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)(d)	USD 60	56,003
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)(d)	USD 50	47,267
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.38%, 12/15/30(a)	EUR 100	108,536
6.63%, 12/15/30(c)	USD 285	288,097
6.75%, 07/15/31(c)	USD 50	50,758
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(c)	USD 75	76,725
8.75%, 05/01/31(c)(d)	USD 45	47,755
Encompass Health Corp.
4.50%, 02/01/28(d)	USD 90	87,888
4.63%, 04/01/31	USD 40	37,416
4.75%, 02/01/30	USD 80	76,822
Encore Capital Group Inc.
8.50%, 05/15/30(c)	USD 50	52,941
9.25%, 04/01/29(c)	USD 45	48,281
Endo Finance Holdings Inc., 8.50%, 04/15/31(c)(d)	USD 105	112,346
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR 100	98,711
Energizer Holdings Inc.
4.38%, 03/31/29(c)	USD 65	60,659
4.75%, 06/15/28(c)(d)	USD 60	57,584
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(d)	USD 50	51,202
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)	USD 65	68,408
Entegris Inc.
3.63%, 05/01/29(c)	USD 35	32,113
4.38%, 04/15/28(c)	USD 50	48,125
4.75%, 04/15/29(c)	USD 150	144,877
Security	Par (000)	Value
United States (continued)
5.95%, 06/15/30(c)(d)	USD 100	$99,596
EQM Midstream Partners LP
4.50%, 01/15/29(c)	USD 74	71,290
4.75%, 01/15/31(c)	USD 110	104,633
6.38%, 04/01/29(c)	USD 75	76,181
6.50%, 07/01/27(c)	USD 100	102,023
7.50%, Call, 06/01/27(c)	USD 40	41,000
7.50%, CALL, 06/01/30(c)	USD 50	53,875
EquipmentShare.com Inc.
8.00%, 03/15/33(c)	USD 45	46,781
8.63%, 05/15/32(c)(d)	USD 70	74,651
9.00%, 05/15/28(c)	USD 95	100,220
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(b)	USD 50	52,139
Fair Isaac Corp.
4.00%, 06/15/28(c)	USD 100	95,280
5.25%, 05/15/26(c)	USD 35	35,048
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(c)	USD 65	64,982
5.88%, 04/01/29(c)	USD 70	65,944
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(c)	USD 100	94,125
6.75%, 01/15/30(c)	USD 115	108,387
FirstCash Inc.
4.63%, 09/01/28(c)	USD 50	47,763
5.63%, 01/01/30(c)	USD 45	44,047
6.88%, 03/01/32(c)	USD 65	65,906
Focus Financial Partners LLC, 6.75%, 09/15/31(c)(d)	USD 95	95,356
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(c)(d)	USD 60	57,370
7.00%, 05/01/31(c)	USD 73	74,038
7.00%, 06/15/32(c)	USD 90	91,125
7.88%, 12/01/30(c)	USD 50	52,103
5.50%, 05/01/28(c)	USD 100	97,750
Freedom Mortgage Corp.
6.63%, 01/15/27(c)	USD 85	85,139
7.63%, 05/01/26(c)	USD 45	45,175
12.00%, 10/01/28(c)	USD 75	81,708
12.25%, 10/01/30(c)	USD 50	55,796
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(c)	USD 70	72,450
9.25%, 02/01/29(c)	USD 130	135,708
Frontier Communications Holdings LLC
5.00%, 05/01/28(c)	USD 140	138,559
5.88%, 10/15/27(c)	USD 135	135,000
5.88%, 11/01/29	USD 75	74,922
6.00%, 01/15/30(c)	USD 95	95,119
6.75%, 05/01/29(c)(d)	USD 120	120,763
8.63%, 03/15/31(c)	USD 75	80,181
8.75%, 05/15/30(c)	USD 125	132,187
FXI Holdings Inc.
12.25%, 11/15/26(c)(d)	USD 84	80,564
12.25%, 11/15/26(c)	USD 49	47,104
Gap Inc. (The)
3.63%, 10/01/29(c)	USD 80	72,573
3.88%, 10/01/31(c)(d)	USD 69	60,582
Gen Digital Inc.
6.75%, 09/30/27(c)	USD 90	91,574

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
7.13%, 09/30/30(c)(d)	USD 65	$66,808
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/33	USD 65	65,163
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28(d)	USD 65	65,724
7.88%, 05/15/32	USD 60	60,038
8.00%, 01/15/27	USD 37	37,601
8.25%, 01/15/29	USD 70	71,683
8.88%, 04/15/30(d)	USD 55	56,925
GEO Group Inc. (The)
8.63%, 04/15/29	USD 60	63,384
10.25%, 04/15/31	USD 60	65,766
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(b)(c)	USD 70	67,489
7.95%, 10/15/54, (5-year CMT + 3.608%)(b)(c)	USD 50	52,278
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27	USD 50	50,301
8.25%, 01/15/32(c)	USD 55	57,352
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(c)	USD 70	64,765
5.25%, 12/01/27(c)	USD 60	59,475
Goodyear Europe BV, 2.75%, 08/15/28(a)	EUR 100	98,571
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	USD 85	83,373
5.00%, 05/31/26	USD 65	64,455
5.00%, 07/15/29(d)	USD 70	65,216
5.25%, 04/30/31	USD 85	77,669
5.25%, 07/15/31(d)	USD 65	59,605
5.63%, 04/30/33(d)	USD 40	35,910
Graphic Packaging International LLC
3.50%, 03/15/28(c)	USD 35	33,048
3.75%, 02/01/30(c)	USD 55	50,292
6.38%, 07/15/32(c)(d)	USD 45	45,304
Gray Television Inc.
4.75%, 10/15/30(c)(d)	USD 85	51,421
5.38%, 11/15/31(c)	USD 120	71,400
7.00%, 05/15/27(c)	USD 50	48,940
10.50%, 07/15/29(c)(d)	USD 120	125,434
Group 1 Automotive Inc.
4.00%, 08/15/28(c)	USD 75	71,230
6.38%, 01/15/30(c)	USD 50	50,841
H&E Equipment Services Inc., 3.88%, 12/15/28(c)	USD 150	149,756
Hanesbrands Inc.
4.88%, 05/15/26(c)	USD 75	74,466
9.00%, 02/15/31(c)	USD 60	64,088
Harvest Midstream I LP
7.50%, 09/01/28(c)	USD 75	76,567
7.50%, 05/15/32(c)	USD 70	72,873
Herc Holdings Inc.
5.50%, 07/15/27(c)	USD 110	109,533
6.63%, 06/15/29(c)	USD 90	91,912
Hertz Corp. (The)
4.63%, 12/01/26(c)	USD 60	53,363
5.00%, 12/01/29(c)(d)	USD 100	72,155
12.63%, 07/15/29(c)	USD 125	134,844
Hess Midstream Operations LP
4.25%, 02/15/30(c)	USD 70	65,393
5.13%, 06/15/28(c)(d)	USD 70	68,873
5.50%, 10/15/30(c)(d)	USD 40	39,500
5.63%, 02/15/26(c)	USD 75	75,019
6.50%, 06/01/29(c)	USD 65	66,251
Security	Par (000)	Value
United States (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(c)	USD 55	$53,382
6.00%, 04/15/30(c)	USD 45	43,592
6.00%, 02/01/31(c)	USD 55	52,290
6.25%, 11/01/28(c)	USD 60	59,588
6.25%, 04/15/32(c)	USD 60	57,001
6.88%, 05/15/34(c)	USD 65	62,564
7.25%, 02/15/35(c)	USD 115	112,254
8.38%, 11/01/33(c)	USD 55	57,411
Hillenbrand Inc., 6.25%, 02/15/29	USD 55	55,330
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(c)	USD 145	127,247
3.75%, 05/01/29(c)	USD 75	70,019
4.00%, 05/01/31(c)	USD 100	90,812
4.88%, 01/15/30(d)	USD 105	101,833
5.75%, 05/01/28(c)	USD 60	60,129
5.88%, 04/01/29(c)	USD 65	65,410
5.88%, 03/15/33(c)	USD 85	84,469
6.13%, 04/01/32(c)(d)	USD 60	60,435
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(c)	USD 50	45,402
5.00%, 06/01/29(c)	USD 85	80,962
6.63%, 01/15/32(c)	USD 100	101,371
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	USD 60	59,616
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(c)	USD 65	44,293
12.25%, 04/15/29(c)(d)	USD 80	83,973
Hologic Inc.
3.25%, 02/15/29(c)(d)	USD 100	91,873
4.63%, 02/01/28(c)	USD 25	24,458
Howard Hughes Corp. (The)
4.13%, 02/01/29(c)	USD 90	82,852
4.38%, 02/01/31(c)	USD 65	57,905
5.38%, 08/01/28(c)	USD 75	72,844
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(c)	USD 55	57,202
8.88%, 07/15/28(c)	USD 50	52,816
HUB International Ltd.
5.63%, 12/01/29(c)(d)	USD 65	63,693
7.25%, 06/15/30(c)	USD 330	341,174
7.38%, 01/31/32(c)	USD 205	210,535
Hudson Pacific Properties LP
3.25%, 01/15/30(d)	USD 50	36,350
3.95%, 11/01/27	USD 25	22,763
4.65%, 04/01/29(d)	USD 50	40,088
Hughes Satellite Systems Corp.
5.25%, 08/01/26(d)	USD 75	67,369
6.63%, 08/01/26(d)	USD 110	76,053
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD 85	73,142
5.25%, 05/15/27	USD 142	137,545
6.25%, 05/15/26	USD 63	62,882
9.00%, 06/15/30	USD 90	88,428
9.75%, 01/15/29	USD 75	76,780
10.00%, 11/15/29(c)	USD 45	45,956
IGT Lottery Holdings BV, 4.25%, 03/15/30(a)	EUR 100	104,957

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
iHeartCommunications Inc.
7.75%, 08/15/30(c)	USD 62	$50,544
9.13%, 05/01/29(c)	USD 71	62,629
10.88%, 05/01/30(c)	USD 96	66,528
Imola Merger Corp., 4.75%, 05/15/29(c)	USD 200	190,492
International Game Technology PLC
2.38%, 04/15/28(a)	EUR 100	99,848
4.13%, 04/15/26(c)	USD 75	74,256
5.25%, 01/15/29(c)	USD 75	73,800
6.25%, 01/15/27(c)	USD 85	86,169
IQVIA Inc.
2.25%, 03/15/29(a)	EUR 100	99,018
2.88%, 06/15/28(a)	EUR 200	202,314
5.00%, 10/15/26(c)	USD 75	74,713
5.00%, 05/15/27(c)	USD 120	118,789
6.50%, 05/15/30(c)	USD 75	76,596
Iron Mountain Inc.
4.50%, 02/15/31(c)	USD 105	96,582
4.88%, 09/15/27(c)	USD 120	117,582
4.88%, 09/15/29(c)	USD 95	91,004
5.00%, 07/15/28(c)	USD 50	48,650
5.25%, 03/15/28(c)	USD 100	98,304
5.25%, 07/15/30(c)	USD 145	139,381
5.63%, 07/15/32(c)	USD 60	57,892
6.25%, 01/15/33(c)	USD 105	105,131
7.00%, 02/15/29(c)	USD 100	102,875
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(c)	USD 80	74,380
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD 115	107,581
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(c)	USD 50	47,238
6.13%, 11/01/32(c)	USD 115	114,261
7.13%, 04/30/31(c)	USD 135	139,556
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD 155	147,701
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(c)	USD 100	94,942
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(c)	USD 190	200,687
Kaiser Aluminum Corp.
4.50%, 06/01/31(c)(d)	USD 60	53,979
4.63%, 03/01/28(c)(d)	USD 50	48,205
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(c)	USD 95	98,850
Kennedy-Wilson Inc.
4.75%, 03/01/29	USD 55	50,807
4.75%, 02/01/30(d)	USD 75	67,391
5.00%, 03/01/31(d)	USD 61	53,733
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(c)	USD 100	98,831
Kinetik Holdings LP
5.88%, 06/15/30(c)	USD 95	94,246
6.63%, 12/15/28(c)	USD 90	91,800
LABL Inc.
5.88%, 11/01/28(c)(d)	USD 50	44,140
8.25%, 11/01/29(c)	USD 45	38,571
8.63%, 10/01/31(c)	USD 100	90,125
10.50%, 07/15/27(c)	USD 70	68,862
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(c)	USD 70	67,987
Security	Par (000)	Value
United States (continued)
4.75%, 06/15/29(c)	USD 53	$50,439
7.00%, 07/15/31(c)	USD 40	41,150
Lamar Media Corp.
3.63%, 01/15/31	USD 55	48,840
3.75%, 02/15/28	USD 50	47,681
4.00%, 02/15/30	USD 60	55,230
4.88%, 01/15/29	USD 55	53,400
Lamb Weston Holdings Inc.
4.13%, 01/31/30(c)	USD 115	106,375
4.38%, 01/31/32(c)	USD 70	63,766
4.88%, 05/15/28(c)(d)	USD 40	39,142
LBM Acquisition LLC, 6.25%, 01/15/29(c)(d)	USD 80	73,747
LCM Investments Holdings II LLC
4.88%, 05/01/29(c)	USD 100	94,750
8.25%, 08/01/31(c)(d)	USD 80	84,052
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(c)	USD 100	81,350
6.75%, 10/15/27(c)	USD 115	105,323
Level 3 Financing Inc.
3.88%, 10/15/30(c)(d)	USD 60	47,152
4.00%, 04/15/31(c)(d)	USD 65	50,635
4.50%, 04/01/30(c)	USD 75	61,500
4.88%, 06/15/29(c)	USD 95	81,729
10.50%, 04/15/29(c)	USD 75	84,240
10.50%, 05/15/30(c)(d)	USD 70	76,738
10.75%, 12/15/30(c)	USD 75	84,656
11.00%, 11/15/29(c)	USD 175	198,545
LGI Homes Inc., 7.00%, 11/15/32(c)	USD 45	44,775
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(b)(c)	USD 50	47,844
4.30%, 02/01/61(c)(d)	USD 80	50,240
Life Time Inc., 8.00%, 04/15/26(c)	USD 50	50,028
LifePoint Health Inc.
4.38%, 02/15/27(c)	USD 60	59,970
5.38%, 01/15/29(c)(d)	USD 45	39,825
8.38%, 02/15/32(c)	USD 60	60,525
9.88%, 08/15/30(c)	USD 90	96,075
10.00%, 06/01/32(c)(d)	USD 75	72,703
11.00%, 10/15/30(c)(d)	USD 125	137,891
Light & Wonder International Inc.
7.00%, 05/15/28(c)	USD 80	80,293
7.25%, 11/15/29(c)(d)	USD 50	51,475
7.50%, 09/01/31(c)(d)	USD 50	51,980
Lightning Power LLC, 7.25%, 08/15/32(c)	USD 160	165,055
Lithia Motors Inc.
3.88%, 06/01/29(c)	USD 80	74,140
4.38%, 01/15/31(c)	USD 50	46,063
4.63%, 12/15/27(c)	USD 50	48,504
Live Nation Entertainment Inc.
3.75%, 01/15/28(c)(d)	USD 45	42,935
4.75%, 10/15/27(c)(d)	USD 95	93,149
6.50%, 05/15/27(c)	USD 135	137,335
Lumen Technologies Inc., 10.00%, 10/15/32(c)	USD 56	55,692
Macy's Retail Holdings LLC
5.88%, 04/01/29(c)(d)	USD 26	25,488
5.88%, 03/15/30(c)	USD 40	38,430
6.13%, 03/15/32(c)(d)	USD 45	42,500
Madison IAQ LLC
4.13%, 06/30/28(c)	USD 75	71,725
5.88%, 06/30/29(c)(d)	USD 105	101,010
Magnera Corp., 7.25%, 11/15/31(c)	USD 95	93,546

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Matador Resources Co.
6.25%, 04/15/33(c)	USD 75	$73,742
6.50%, 04/15/32(c)	USD 105	105,394
6.88%, 04/15/28(c)	USD 45	45,796
Match Group Holdings II LLC
3.63%, 10/01/31(c)	USD 60	51,643
4.13%, 08/01/30(c)	USD 35	31,728
4.63%, 06/01/28(c)	USD 60	57,668
5.00%, 12/15/27(c)	USD 50	49,020
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(c)	USD 275	280,241
9.25%, 04/15/27(c)	USD 135	137,607
McAfee Corp., 7.38%, 02/15/30(c)	USD 210	207,045
McGraw-Hill Education Inc.
5.75%, 08/01/28(c)	USD 75	73,664
7.38%, 09/01/31(c)	USD 75	78,064
8.00%, 08/01/29(c)	USD 80	81,433
Medline Borrower LP
3.88%, 04/01/29(c)	USD 455	424,393
5.25%, 10/01/29(c)(d)	USD 265	256,719
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(c)	USD 160	162,752
Methanex U.S. Operations Inc., 6.25%, 03/15/32(c)	USD 50	49,935
MGM Resorts International
4.63%, 09/01/26	USD 57	56,502
4.75%, 10/15/28(d)	USD 65	62,920
5.50%, 04/15/27	USD 66	66,083
6.13%, 09/15/29	USD 85	85,000
6.50%, 04/15/32(d)	USD 65	64,874
Michaels Companies Inc. (The)
5.25%, 05/01/28(c)	USD 90	69,975
7.88%, 05/01/29(c)	USD 140	88,423
Midcap Financial Issuer Trust
5.63%, 01/15/30(c)	USD 50	46,786
6.50%, 05/01/28(c)	USD 90	88,602
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(c)	USD 75	75,600
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(c)(d)	USD 50	47,450
Mohegan Tribal Gaming Authority, 8.00%, 02/01/26(c)	USD 125	124,590
Molina Healthcare Inc.
3.88%, 11/15/30(c)	USD 75	67,848
3.88%, 05/15/32(c)	USD 60	52,779
4.38%, 06/15/28(c)	USD 80	77,000
6.25%, 01/15/33(c)	USD 75	74,437
MPH Acquisition Holdings LLC
5.75%, 12/31/30(c)	64	54,786
6.75%, 03/31/31(c)	89	68,738
11.50%, 12/31/30(c)	44	43,382
MPT Operating Partnership LP/MPT Finance Corp.
3.38%, 04/24/30	GBP 125	101,544
3.50%, 03/15/31(d)	USD 110	73,677
4.63%, 08/01/29(d)	USD 125	95,461
5.00%, 10/15/27(d)	USD 135	120,825
5.25%, 08/01/26(d)	USD 50	49,963
7.00%, 02/15/32(a)	EUR 125	127,918
8.50%, 02/15/32(c)	USD 15	15,263
Security	Par (000)	Value
United States (continued)
Murphy Oil USA Inc.
3.75%, 02/15/31(c)	USD 80	$71,173
4.75%, 09/15/29	USD 25	23,934
Nabors Industries Inc.
7.38%, 05/15/27(c)	USD 60	60,504
8.88%, 08/15/31(c)	USD 50	47,412
9.13%, 01/31/30(c)	USD 70	72,619
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(c)	USD 50	49,680
5.13%, 12/15/30(c)(d)	USD 85	80,193
5.50%, 08/15/28(c)	USD 75	73,512
5.75%, 11/15/31(c)	USD 60	57,885
6.00%, 01/15/27(c)	USD 65	64,900
6.50%, 08/01/29(c)	USD 70	70,458
7.13%, 02/01/32(c)	USD 95	97,618
Navient Corp.
4.88%, 03/15/28	USD 55	52,869
5.00%, 03/15/27(d)	USD 60	58,950
5.50%, 03/15/29	USD 90	86,160
6.75%, 06/15/26	USD 50	50,750
9.38%, 07/25/30	USD 45	48,846
11.50%, 03/15/31	USD 50	56,672
NCL Corp. Ltd.
5.88%, 03/15/26(c)(d)	USD 21	21,079
5.88%, 02/15/27(c)	USD 120	120,531
6.75%, 02/01/32(c)	USD 103	104,531
7.75%, 02/15/29(c)	USD 60	63,622
8.13%, 01/15/29(c)	USD 75	79,606
NCL Finance Ltd., 6.13%, 03/15/28(c)(d)	USD 50	50,476
NCR Atleos Corp., 9.50%, 04/01/29(c)	USD 150	163,504
NCR Voyix Corp.
5.00%, 10/01/28(c)	USD 70	67,469
5.13%, 04/15/29(c)(d)	USD 40	38,177
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(c)	USD 285	242,962
Newell Brands Inc.
5.70%, 04/01/26	USD 131	131,515
6.38%, 09/15/27(d)	USD 35	35,692
6.38%, 05/15/30	USD 75	76,031
6.63%, 09/15/29	USD 50	51,227
6.63%, 05/15/32(d)	USD 50	50,738
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(c)	USD 65	35,674
11.75%, 10/15/28(c)	USD 55	43,656
Nexstar Media Inc.
4.75%, 11/01/28(c)(d)	USD 95	89,515
5.63%, 07/15/27(c)	USD 175	172,254
NextEra Energy Operating Partners LP
3.88%, 10/15/26(c)(d)	USD 50	47,850
4.50%, 09/15/27(c)(d)	USD 60	56,925
7.25%, 01/15/29(c)(d)	USD 75	75,342
NFE Financing LLC, 12.00%, 11/15/29(c)	USD 275	286,784
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(c)	USD 80	82,129
8.38%, 02/15/32(c)	USD 140	143,777
Noble Finance II LLC, 8.00%, 04/15/30(c)	USD 145	147,156
Nordstrom Inc.
4.25%, 08/01/31	USD 40	35,211
4.38%, 04/01/30	USD 55	50,254

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Northern Oil & Gas Inc.
8.13%, 03/01/28(c)	USD 50	$50,796
8.75%, 06/15/31(c)	USD 65	68,039
Novelis Corp.
3.25%, 11/15/26(c)	USD 90	87,064
3.88%, 08/15/31(c)	USD 70	61,338
4.75%, 01/30/30(c)	USD 145	136,119
Novelis Inc., 6.88%, 01/30/30(c)	USD 46	47,093
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR 100	99,077
NRG Energy Inc.
3.38%, 02/15/29(c)(d)	USD 60	54,898
3.63%, 02/15/31(c)	USD 105	92,400
3.88%, 02/15/32(c)	USD 61	53,631
5.25%, 06/15/29(c)(d)	USD 65	63,360
5.75%, 01/15/28	USD 80	80,130
5.75%, 07/15/29(c)	USD 95	93,597
6.00%, 02/01/33(c)	USD 100	97,600
6.25%, 11/01/34(c)	USD 95	93,676
NuStar Logistics LP
5.63%, 04/28/27	USD 70	70,002
6.00%, 06/01/26	USD 60	60,335
6.38%, 10/01/30(d)	USD 60	61,092
OI European Group BV
4.75%, 02/15/30(c)	USD 40	36,297
6.25%, 05/15/28(a)	EUR 100	106,520
Olin Corp.
5.00%, 02/01/30(d)	USD 50	47,188
5.13%, 09/15/27	USD 65	64,286
5.63%, 08/01/29(d)	USD 60	58,275
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR 100	101,183
4.25%, 10/01/28(c)	USD 75	71,069
7.25%, 06/15/31(c)	USD 75	76,453
9.75%, 11/15/28(c)	USD 175	185,171
OneMain Finance Corp.
3.50%, 01/15/27(d)	USD 75	72,249
3.88%, 09/15/28	USD 60	55,950
4.00%, 09/15/30	USD 100	89,415
5.38%, 11/15/29	USD 70	67,807
6.63%, 01/15/28	USD 75	76,250
6.63%, 05/15/29	USD 75	76,206
7.13%, 03/15/26	USD 185	188,720
7.13%, 11/15/31	USD 85	87,337
7.50%, 05/15/31	USD 65	67,552
7.88%, 03/15/30	USD 70	73,424
9.00%, 01/15/29(d)	USD 85	90,259
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(c)	USD 200	189,750
5.13%, 04/30/31(c)	USD 200	180,750
2.88%, 04/30/28(a)	EUR 150	150,300
6.75%, 05/15/34(c)	USD 50	50,266
7.88%, 05/15/34(c)	USD 70	71,330
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(c)	USD 60	56,281
4.63%, 03/15/30(c)(d)	USD 50	46,499
5.00%, 08/15/27(c)	USD 55	54,096
7.38%, 02/15/31(c)	USD 65	67,987
Security	Par (000)	Value
United States (continued)
Owens & Minor Inc.
4.50%, 03/31/29(c)	USD 50	$45,473
6.63%, 04/01/30(c)	USD 50	48,152
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(c)	USD 60	60,230
7.25%, 05/15/31(c)(d)	USD 80	78,080
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(c)	USD 100	100,125
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(c)	USD 50	50,179
Panther Escrow Issuer LLC, 7.13%, 06/01/31(c)(d)	USD 320	327,558
Paramount Global
6.25%, 02/28/57(b)	USD 80	76,418
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	USD 95	92,269
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(c)	USD 70	66,762
5.88%, 10/01/28(c)	USD 75	74,130
7.00%, 02/01/30(c)	USD 75	76,641
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	USD 70	68,833
7.88%, 09/15/30(c)(d)	USD 50	49,921
PennyMac Financial Services Inc.
4.25%, 02/15/29(c)	USD 75	70,125
5.75%, 09/15/31(c)	USD 45	43,200
7.13%, 11/15/30(c)	USD 85	86,891
7.88%, 12/15/29(c)	USD 65	68,081
Performance Food Group Inc.
4.25%, 08/01/29(c)	USD 95	89,518
5.50%, 10/15/27(c)	USD 105	104,268
6.13%, 09/15/32(c)	USD 100	100,292
Permian Resources Operating LLC
5.88%, 07/01/29(c)	USD 70	69,429
6.25%, 02/01/33(c)	USD 95	95,059
7.00%, 01/15/32(c)	USD 120	123,092
8.00%, 04/15/27(c)	USD 50	51,188
9.88%, 07/15/31(c)	USD 29	31,814
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	USD 85	80,201
6.13%, 09/30/32(d)	USD 50	49,169
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(c)	USD 100	95,742
7.75%, 02/15/29(c)	USD 125	124,469
PG&E Corp.
5.00%, 07/01/28	USD 85	81,706
5.25%, 07/01/30	USD 105	98,752
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)	USD 150	146,091
Pike Corp.
5.50%, 09/01/28(c)	USD 50	48,916
8.63%, 01/31/31(c)	USD 55	58,772
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD 100	86,765
4.25%, 04/15/31	USD 115	106,757
6.25%, 07/01/33	USD 100	102,140
6.88%, 05/15/34	USD 50	53,264
Post Holdings Inc.
4.50%, 09/15/31(c)	USD 100	90,435
4.63%, 04/15/30(c)	USD 155	144,150
5.50%, 12/15/29(c)	USD 130	127,271

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
6.25%, 02/15/32(c)(d)	USD 100	$100,195
6.25%, 10/15/34(c)(d)	USD 65	63,442
6.38%, 03/01/33(c)	USD 125	122,797
PRA Group Inc.
8.38%, 02/01/28(c)(d)	USD 40	41,279
8.88%, 01/31/30(c)(d)	USD 55	57,541
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(c)	USD 90	66,986
5.88%, 09/01/31(c)	USD 75	50,438
Prestige Brands Inc.
3.75%, 04/01/31(c)(d)	USD 60	53,572
5.13%, 01/15/28(c)	USD 50	49,313
Prime Healthcare Services Inc., 9.38%, 09/01/29(c)(d)	USD 145	137,729
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(c)(d)	USD 105	99,094
5.75%, 04/15/26(c)	USD 135	135,337
6.25%, 01/15/28(c)(d)	USD 130	129,750
Quikrete Holdings Inc.
6.38%, 03/01/32(c)	USD 195	195,731
6.75%, 03/01/33(c)	USD 50	50,375
QVC Inc., 6.88%, 04/15/29(c)	USD 80	67,283
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(c)	USD 90	79,597
6.50%, 09/15/28(c)	USD 90	60,248
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(c)(d)(h)	USD 65	64,062
9.78%, 02/15/30, (9.78% PIK)(c)(h)	USD 66	61,987
Range Resources Corp.
4.75%, 02/15/30(c)(d)	USD 60	56,955
8.25%, 01/15/29	USD 55	56,602
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(c)(d)	USD 145	144,768
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(c)	USD 100	89,021
8.45%, 07/27/30(c)	USD 25	25,875
Reworld Holding Corp.
4.88%, 12/01/29(c)	USD 75	70,029
5.00%, 09/01/30	USD 50	46,458
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(c)	USD 70	66,786
4.75%, 10/15/27	USD 65	63,675
6.50%, 04/01/32(c)	USD 110	110,707
7.25%, 07/15/28(c)	USD 40	41,495
RLJ Lodging Trust LP
3.75%, 07/01/26(c)	USD 50	48,939
4.00%, 09/15/29(c)(d)	USD 40	36,670
ROBLOX Corp., 3.88%, 05/01/30(c)	USD 100	91,810
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(c)	USD 120	114,450
3.63%, 03/01/29(c)	USD 75	68,441
3.88%, 03/01/31(c)	USD 130	114,925
4.00%, 10/15/33(c)(d)	USD 90	76,138
Rocket Software Inc.
6.50%, 02/15/29(c)	USD 55	52,284
9.00%, 11/28/28(c)	USD 75	77,767
Rockies Express Pipeline LLC, 4.95%, 07/15/29(c)	USD 45	43,165
Security	Par (000)	Value
United States (continued)
RR Donnelley & Sons Co.
9.50%, 08/01/29(c)	USD 100	$103,000
10.88%, 08/01/29(c)	USD 50	51,250
Ryan Specialty LLC, 5.88%, 08/01/32(c)	USD 125	123,750
Sabre GLBL Inc.
8.63%, 06/01/27(c)	USD 100	100,567
10.75%, 11/15/29(c)(d)	USD 64	66,098
Saks Global Enterprises LLC, 11.00%, 12/15/29(c)(d)	USD 206	196,987
SBA Communications Corp.
3.13%, 02/01/29	USD 140	127,344
3.88%, 02/15/27	USD 170	164,730
SCIH Salt Holdings Inc.
4.88%, 05/01/28(c)(d)	USD 125	121,062
6.63%, 05/01/29(c)	USD 75	72,750
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR 100	110,595
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	USD 45	39,868
4.38%, 02/01/32	USD 40	35,741
4.50%, 10/15/29(d)	USD 45	42,143
Scripps Escrow II Inc., 3.88%, 01/15/29(c)	USD 45	32,776
Scripps Escrow Inc., 5.88%, 07/15/27(c)	USD 60	50,400
Seagate HDD Cayman
4.09%, 06/01/29	USD 45	42,411
4.88%, 06/01/27(d)	USD 60	59,100
8.25%, 12/15/29	USD 55	58,956
8.50%, 07/15/31	USD 65	69,533
9.63%, 12/01/32	USD 72	82,182
Sealed Air Corp.
4.00%, 12/01/27(c)	USD 48	46,136
5.00%, 04/15/29(c)	USD 35	33,819
6.50%, 07/15/32(c)(d)	USD 50	50,816
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(c)(d)	USD 70	70,508
7.25%, 02/15/31(c)(d)	USD 50	51,978
Sensata Technologies BV
4.00%, 04/15/29(c)	USD 95	87,949
5.88%, 09/01/30(c)	USD 50	49,206
Sensata Technologies Inc.
3.75%, 02/15/31(c)	USD 80	70,565
4.38%, 02/15/30(c)	USD 50	46,313
6.63%, 07/15/32(c)	USD 50	50,415
Service Corp. International/U.S.
3.38%, 08/15/30	USD 75	66,450
4.00%, 05/15/31	USD 80	72,159
4.63%, 12/15/27(d)	USD 65	63,870
5.13%, 06/01/29(d)	USD 75	73,456
5.75%, 10/15/32(d)	USD 75	73,599
Service Properties Trust
3.95%, 01/15/28(d)	USD 40	35,312
4.38%, 02/15/30(d)	USD 35	28,175
4.75%, 10/01/26	USD 50	48,375
4.95%, 02/15/27	USD 45	43,425
4.95%, 10/01/29(d)	USD 35	28,927
5.50%, 12/15/27	USD 65	62,563
8.38%, 06/15/29	USD 70	70,092
8.63%, 11/15/31(c)(d)	USD 95	100,759
8.88%, 06/15/32(d)	USD 50	48,649
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(c)	USD 120	123,108

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Silgan Holdings Inc., 4.13%, 02/01/28	USD 60	$57,768
Sinclair Television Group Inc.
4.13%, 12/01/30(c)	USD 80	56,144
5.50%, 03/01/30(c)	USD 65	45,338
8.13%, 02/15/33(c)	USD 30	30,263
Sirius XM Radio Inc.
3.13%, 09/01/26(c)	USD 90	87,063
3.88%, 09/01/31(c)(d)	USD 165	142,205
4.00%, 07/15/28(c)	USD 200	187,122
4.13%, 07/01/30(c)(d)	USD 155	138,531
5.00%, 08/01/27(c)	USD 165	161,906
5.50%, 07/01/29(c)(d)	USD 130	126,669
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(c)	USD 40	39,791
7.25%, 05/15/31(c)(d)	USD 80	82,260
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(c)	USD 90	91,836
SM Energy Co.
6.50%, 07/15/28	USD 55	54,928
6.63%, 01/15/27	USD 60	59,835
6.75%, 08/01/29(c)(d)	USD 80	80,107
7.00%, 08/01/32(c)	USD 90	89,788
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(c)	USD 105	104,071
8.88%, 11/15/31(c)	USD 105	111,940
Sonic Automotive Inc.
4.63%, 11/15/29(c)(d)	USD 65	61,263
4.88%, 11/15/31(c)(d)	USD 52	47,941
Sotheby's, 7.38%, 10/15/27(c)	USD 75	74,250
Spirit AeroSystems Inc.
4.60%, 06/15/28	USD 85	81,997
9.38%, 11/30/29(c)	USD 90	96,805
9.75%, 11/15/30(c)	USD 115	127,067
SS&C Technologies Inc.
5.50%, 09/30/27(c)	USD 195	194,349
6.50%, 06/01/32(c)	USD 95	96,568
Stagwell Global LLC, 5.63%, 08/15/29(c)	USD 110	106,179
Standard Industries Inc./New York
2.25%, 11/21/26(a)	EUR 100	101,453
3.38%, 01/15/31(c)	USD 120	105,126
4.38%, 07/15/30(c)	USD 160	148,213
4.75%, 01/15/28(c)	USD 110	106,919
5.00%, 02/15/27(c)	USD 80	78,966
6.50%, 08/15/32(c)	USD 65	65,444
Staples Inc.
10.75%, 09/01/29(c)	USD 250	245,000
12.75%, 01/15/30(c)	USD 97	75,749
Star Parent Inc., 9.00%, 10/01/30(c)(d)	USD 100	105,125
Starwood Property Trust Inc.
3.63%, 07/15/26(c)	USD 60	58,167
4.38%, 01/15/27(c)	USD 70	67,824
6.00%, 04/15/30(c)	USD 50	49,288
6.50%, 07/01/30(c)(d)	USD 50	50,484
7.25%, 04/01/29(c)	USD 40	41,325
Station Casinos LLC
4.50%, 02/15/28(c)	USD 70	66,937
4.63%, 12/01/31(c)(d)	USD 55	49,816
6.63%, 03/15/32(c)	USD 50	50,313
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)	USD 65	59,112
Security	Par (000)	Value
United States (continued)
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(c)	USD 70	$70,896
7.25%, 01/15/31(c)(d)	USD 80	86,300
Sunoco LP
7.00%, 05/01/29(c)	USD 85	87,975
7.25%, 05/01/32(c)	USD 70	73,124
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD 75	71,605
4.50%, 04/30/30	USD 83	78,180
5.88%, 03/15/28	USD 50	50,062
6.00%, 04/15/27	USD 50	50,027
7.00%, 09/15/28(c)	USD 45	46,239
Synchrony Financial, 7.25%, 02/02/33(d)	USD 85	88,871
Talen Energy Supply LLC, 8.63%, 06/01/30(c)(d)	USD 110	117,411
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(c)	USD 70	68,337
6.00%, 03/01/27(c)	USD 40	39,892
6.00%, 12/31/30(c)(d)	USD 65	62,755
6.00%, 09/01/31(c)(d)	USD 55	52,957
7.38%, 02/15/29(c)	USD 95	96,952
Talos Production Inc.
9.00%, 02/01/29(c)(d)	USD 60	62,346
9.38%, 02/01/31(c)	USD 70	72,762
Taylor Morrison Communities Inc.
5.13%, 08/01/30(c)	USD 45	43,568
5.75%, 01/15/28(c)	USD 55	55,127
5.88%, 06/15/27(c)	USD 60	60,405
TEGNA Inc.
4.63%, 03/15/28	USD 100	95,773
4.75%, 03/15/26(c)	USD 55	54,659
5.00%, 09/15/29(d)	USD 105	99,001
Teleflex Inc., 4.25%, 06/01/28(c)	USD 90	86,486
Tempur Sealy International Inc.
3.88%, 10/15/31(c)	USD 125	109,864
4.00%, 04/15/29(c)(d)	USD 50	46,603
Tenet Healthcare Corp.
4.25%, 06/01/29	USD 135	127,618
4.38%, 01/15/30	USD 155	144,878
4.63%, 06/15/28(d)	USD 60	58,070
5.13%, 11/01/27	USD 145	143,369
6.13%, 10/01/28	USD 263	263,105
6.13%, 06/15/30	USD 210	211,249
6.25%, 02/01/27	USD 145	145,312
6.75%, 05/15/31(d)	USD 155	158,596
Tenneco Inc., 8.00%, 11/17/28(c)	USD 200	190,575
Terex Corp., 6.25%, 10/15/32(c)	USD 75	74,122
TerraForm Power Operating LLC
4.75%, 01/15/30(c)(d)	USD 60	55,425
5.00%, 01/31/28(c)	USD 85	81,844
TKC Holdings Inc.
6.88%, 05/15/28(c)(d)	USD 35	34,910
10.50%, 05/15/29(c)	USD 65	66,300
TransDigm Inc.
4.63%, 01/15/29(d)	USD 125	118,304
4.88%, 05/01/29(d)	USD 75	71,174
5.50%, 11/15/27	USD 270	267,183
6.00%, 01/15/33(c)	USD 145	142,806
6.38%, 03/01/29(c)	USD 285	288,367
6.63%, 03/01/32(c)	USD 230	234,118

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
6.75%, 08/15/28(c)	USD 220	$223,553
6.88%, 12/15/30(c)	USD 150	153,356
7.13%, 12/01/31(c)	USD 95	98,246
Transocean Inc.
8.25%, 05/15/29(c)	USD 100	100,231
8.50%, 05/15/31(c)(d)	USD 80	80,360
8.75%, 02/15/30(c)	USD 123	128,334
Transocean Titan Financing Ltd., 8.38%, 02/01/28(c)	USD 75	76,900
Travel & Leisure Co.
4.50%, 12/01/29(c)(d)	USD 65	61,535
6.00%, 04/01/27	USD 50	50,378
6.63%, 07/31/26(c)	USD 60	60,831
Tronox Inc., 4.63%, 03/15/29(c)(d)	USD 130	117,649
Twilio Inc.
3.63%, 03/15/29	USD 65	60,451
3.88%, 03/15/31(d)	USD 50	45,373
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(c)	USD 100	101,750
U.S. Foods Inc.
4.63%, 06/01/30(c)	USD 55	51,993
4.75%, 02/15/29(c)	USD 115	111,014
5.75%, 04/15/33(c)	USD 55	53,587
6.88%, 09/15/28(c)	USD 45	46,115
7.25%, 01/15/32(c)(d)	USD 45	46,722
UGI International LLC, 2.50%, 12/01/29(a)	EUR 100	96,130
UKG Inc., 6.88%, 02/01/31(c)	USD 250	255,190
United Airlines Inc.
4.38%, 04/15/26(c)	USD 200	197,204
4.63%, 04/15/29(c)	USD 197	188,837
United Rentals North America Inc.
3.75%, 01/15/32	USD 80	71,048
3.88%, 11/15/27	USD 75	72,365
3.88%, 02/15/31	USD 100	90,859
4.00%, 07/15/30(d)	USD 70	64,844
4.88%, 01/15/28(d)	USD 195	192,319
5.25%, 01/15/30(d)	USD 65	64,149
5.50%, 05/15/27	USD 47	47,000
6.13%, 03/15/34(c)	USD 135	135,241
United Wholesale Mortgage LLC
5.50%, 04/15/29(c)	USD 75	72,703
5.75%, 06/15/27(c)	USD 60	59,682
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(c)	USD 75	65,936
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(c)(d)	USD 40	38,006
6.50%, 02/15/29(c)	USD 105	95,681
10.50%, 02/15/28(c)	USD 329	351,824
Univision Communications Inc.
4.50%, 05/01/29(c)	USD 130	118,105
6.63%, 06/01/27(c)	USD 140	139,971
7.38%, 06/30/30(c)(d)	USD 90	88,808
8.00%, 08/15/28(c)	USD 135	137,962
8.50%, 07/31/31(c)	USD 115	115,431
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	USD 80	80,582
7.13%, 03/15/29(c)	USD 120	122,704
UWM Holdings LLC, 6.63%, 02/01/30(c)	USD 30	30,038
Valaris Ltd., 8.38%, 04/30/30(c)	USD 120	123,300
Security	Par (000)	Value
United States (continued)
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(c)	USD 130	$111,735
6.25%, 01/15/30(c)	USD 90	91,687
3.88%, 08/15/29(c)	USD 125	115,625
4.13%, 08/15/31(c)	USD 135	122,006
Venture Global LNG Inc.
7.00%, 01/15/30(c)	USD 155	158,418
8.13%, 06/01/28(c)	USD 230	239,487
8.38%, 06/01/31(c)	USD 240	252,566
9.50%, 02/01/29(c)	USD 315	351,203
9.88%, 02/01/32(c)	USD 200	220,344
VF Corp.
0.25%, 02/25/28	EUR 100	93,165
0.63%, 02/25/32	EUR 100	80,385
2.80%, 04/23/27(d)	USD 50	47,241
2.95%, 04/23/30(d)	USD 75	65,565
Viasat Inc.
5.63%, 04/15/27(c)(d)	USD 60	58,297
6.50%, 07/15/28(c)(d)	USD 40	34,138
7.50%, 05/30/31(c)(d)	USD 70	50,400
Viking Cruises Ltd.
5.88%, 09/15/27(c)	USD 90	89,813
7.00%, 02/15/29(c)	USD 50	50,544
9.13%, 07/15/31(c)	USD 75	81,298
Vistra Operations Co. LLC
4.38%, 05/01/29(c)	USD 135	128,209
5.00%, 07/31/27(c)	USD 140	138,107
5.50%, 09/01/26(c)	USD 100	99,986
5.63%, 02/15/27(c)	USD 120	120,160
6.88%, 04/15/32(c)	USD 115	118,343
7.75%, 10/15/31(c)	USD 145	153,388
Vital Energy Inc., 7.88%, 04/15/32(c)(d)	USD 90	88,762
VOC Escrow Ltd., 5.00%, 02/15/28(c)	USD 70	68,635
Walgreens Boots Alliance Inc.
2.13%, 11/20/26	EUR 100	98,678
3.20%, 04/15/30(d)	USD 50	41,465
3.45%, 06/01/26(d)	USD 150	146,026
8.13%, 08/15/29(d)	USD 75	75,925
Wand NewCo 3 Inc., 7.63%, 01/30/32(c)	USD 115	119,245
Weatherford International Ltd., 8.63%, 04/30/30(c)	USD 150	154,950
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(c)(e)(f)	USD 74	3,700
9.00%, 11/15/26(c)(d)(e)(f)	USD 89	46,206
WESCO Distribution Inc.
6.38%, 03/15/29(c)	USD 100	101,862
6.63%, 03/15/32(c)(d)	USD 80	81,839
7.25%, 06/15/28(c)	USD 140	142,625
Western Digital Corp., 4.75%, 02/15/26	USD 235	233,988
Williams Scotsman Inc.
4.63%, 08/15/28(c)	USD 40	39,300
6.63%, 06/15/29(c)	USD 55	56,322
7.38%, 10/01/31(c)	USD 45	47,006
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(c)	USD 225	232,842
WR Grace Holdings LLC
4.88%, 06/15/27(c)	USD 80	78,287
5.63%, 08/15/29(c)(d)	USD 120	111,900
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(c)(d)	USD 75	72,546
6.25%, 03/15/33(c)	USD 70	69,208

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
7.13%, 02/15/31(c)	USD 105	$109,813
Xerox Holdings Corp.
5.50%, 08/15/28(c)	USD 75	63,938
8.88%, 11/30/29(c)	USD 65	56,973
XPO Inc.
7.13%, 06/01/31(c)	USD 45	46,488
7.13%, 02/01/32(c)	USD 50	51,706
Yum! Brands Inc.
3.63%, 03/15/31	USD 95	85,057
4.63%, 01/31/32	USD 105	97,846
4.75%, 01/15/30(c)(d)	USD 75	72,059
5.38%, 04/01/32	USD 95	92,872
Zayo Group Holdings Inc.
4.00%, 03/01/27(c)	USD 155	146,433
6.13%, 03/01/28(c)	USD 110	97,350
		94,455,351
Total Corporate Bonds & Notes — 97.2% (Cost: $146,633,537)		142,617,070
Fixed Rate Loan Interests
United States — 0.0%
Clover Holdings SPV III LLC, , 2024 USD Term Loan, 2024 USD Term Loan12/18/27	$9	9,091
Total Fixed Rate Loan Interests — 0.0% (Cost: $8,564)		9,091
Floating Rate Loan Interests(b)
United States — 0.0%
MPH Acquisition Holdings LLC, 8.04%, Term Loan, 2025 Exchange 1st Out Term Loan12/31/30(j)	18	17,421
Veritas U.S. Inc., 16.93%, 2024 Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 12.50%), 2024 Priority Term Loan12/09/29	20	20,002
Total Floating Rate Loan Interests — 0.0% (Cost: $37,110)		37,423
	Shares
Common Stocks
United States — 0.0%
New Fortress Energy Inc., (Acquired12/24/24, Cost $38,460)(c)(k)	2,564	38,460
Office Properties Income Trust, NVS	149	135
		38,595
Total Common Stocks — 0.0% (Cost: $38,460)		38,595
Security	Shares	Value
Preferred Stocks
United States — 0.0%
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	263	$5,917
Veritas Kapital Assurance PLC, Series G1, Preference Shares, NVS	181	4,073
		9,990
Total Preferred Stocks — 0.0% (Cost: $8,840)		9,990
Total Long-Term Investments — 97.2% (Cost: $146,726,511)		142,712,169
Short-Term Securities
Money Market Funds — 14.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(l)(m)(n)	19,478,953	19,488,693
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(l)(m)	1,060,000	1,060,000
Total Short-Term Securities — 14.0% (Cost: $20,538,666)		20,548,693
Total Investments — 111.2% (Cost: $167,265,177)		163,260,862
Liabilities in Excess of Other Assets — (11.2)%		(16,453,631)
Net Assets — 100.0%		$146,807,231

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $38,460, representing less than 0.05% of its net assets as of period end, and an original cost of $38,460.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,845,580	$646,817 (a)	$—	$(192)	$(3,512)	$19,488,693	19,478,953	$29,183 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,160,000	—	(100,000)(a)	—	—	1,060,000	1,060,000	8,530	—
				$(192)	$(3,512)	$20,548,693		$37,713	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$142,617,070	$—	$142,617,070
Fixed Rate Loan Interests	—	9,091	—	9,091
Floating Rate Loan Interests	—	37,423	—	37,423
Common Stocks
United States	38,460	135	—	38,595
Preferred Stocks	—	9,990	—	9,990
Short-Term Securities
Money Market Funds	20,548,693	—	—	20,548,693
	$20,587,153	$142,673,709	$—	$163,260,862

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® US & Intl High Yield Corp Bond ETF

Portfolio Abbreviation
CAB	Capital Appreciation Bonds
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
NVS	Non-Voting Shares

PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate